UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: (811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
800 Boylston Street
Boston, Massachusetts 02199-3600

	Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: December 31, 2010

Date of reporting period: January 1, 2010 — December 31, 2010

Item 1. Report to Stockholders:
The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

Putnam Variable Trust

12|31|10

Annual report

Putnam VT Income Fund

Putnam INVESTMENTS

Message from the Trustees

Dear Fellow Shareholder:

The global recovery continued to solidify in the final months of 2010, with economies around the world experiencing economic growth. In the United States, corporations are emerging from the Great Recession in strong financial health. Putnam’s investment team believes the outlook for U.S. equities is further bolstered by low short-term interest rates and the extension of current tax rates. Another sign of the positive outlook for equities was that traditionally safe-haven U.S. Treasuries experienced their first setback in several years, as investors sought higher potential returns in riskier assets.

Although the global recovery continues, a range of fiscal and monetary circumstances around the world contributes to a global investment mosaic that is more varied than in recent years. Europe struggles with debt issues at a time when emerging markets are striving to dampen inflationary growth. This divergence may well lead to future market volatility. However, we believe it may also lead to additional opportunities for active, research-focused managers like Putnam.

In developments affecting oversight of your fund, we wish to thank Richard B. Worley and Myra R. Drucker, who have retired from the Board of Trustees, for their many years of dedicated and thoughtful leadership.

Lastly, we would like to take this opportunity to welcome new shareholders to the fund and to thank all of our investors for your continued confidence in Putnam.

Performance summary (as of 12/31/10)

Investment objective

High current income consistent with what Putnam Management believes to be prudent risk

Net asset value December 31, 2010

Class IA: $12.14	Class IB: $12.03

Total return at net asset value

			Barclays Capital
			Aggregate
(as of 12/31/10)	Class IA shares*	Class IB shares†	Bond Index

1 year	10.22%	9.87%	6.54%

5 years	36.71	34.81	32.55
Annualized	6.45	6.16	5.80

10 years	78.74	74.20	76.33
Annualized	5.98	5.71	5.84

Life	369.06	349.02	393.18
Annualized	6.98	6.77	7.21

For a portion of the periods, the fund had expense limitations, without which returns would have been lower.

* Class inception date: February 1, 1988.

† Class inception date: April 30, 1998.

Barclays Capital Aggregate Bond Index is an unmanaged index of U.S. investment-grade fixed-income securities.

Data represent past performance. Past performance does not guarantee future results. More recent returns may be less or more than those shown. Investment return and principal value will fluctuate, and you may have a gain or a loss when you sell your shares. All total return figures are at net asset value and exclude contract charges and expenses, which are added to the variable annuity contracts to determine total return at unit value. Had these charges and expenses been reflected, performance would have been lower. Performance for class IB shares before their inception is derived from the historical performance of class IA shares, adjusted to reflect the higher operating expenses applicable to such shares. For more recent performance, contact your variable annuity provider who can provide you with performance that reflects the charges and expenses at your contract level.

Credit quality

P–1	16.3%

Aaa	52.9%

Aa	3.6%

A	8.9%

Baa	18.6%

Ba	4.6%

B	2.3%

Caa and below	5.9%

Not Rated	–13.1%

Allocations are represented as a percentage of net assets and include derivative instruments. These may differ from allocations shown later in this report. Holdings and allocations may vary over time.

Credit qualities are shown as a percentage of net assets as of 12/31/10. A bond rated Baa or higher (Prime-3 or higher, for short-term debt) is considered investment grade. The chart reflects Moody’s ratings; percentages may include bonds or derivatives not rated by Moody’s but rated by Standard & Poor’s or, if unrated by S&P, by Fitch, and then included in the closest equivalent Moody’s rating. Ratings will vary over time.

Credit quality includes bonds and represents only the fixed-income portion of the portfolio. Derivative instruments, including currency forwards, are only included to the extent of any unrealized gain or loss on such instruments and are shown in the not-rated category. The fund itself has not been rated by an independent rating agency.

Putnam VT Income Fund 1

Report from your fund’s manager

How did the fund perform in 2010?

Putnam VT Income Fund’s class IA shares returned 10.22%, which was generally stronger than the returns for the broad U.S. bond market.

How would you characterize the bond market environment during the past 12 months?

The period began amid indications that global economies were emerging from the Great Recession, prompting investors to move toward the historically attractive yields offered by securities in riskier categories, such as high-yield corporate bonds and emerging-market debt. Then in April and May, after more than a year of steady improvement in credit market conditions, the fallout from Europe’s sovereign debt woes led to increased risk aversion, although by late summer, the credit markets recovered significantly. U.S. corporations found increasingly inexpensive access to debt markets, resulting in a resurgence of bond issuance at unusually low borrowing rates. In Europe, credit conditions broadly stabilized as a nearly $1 trillion government bailout program calmed market concerns about a liquidity crisis. In the fourth quarter, the Federal Reserve — or the “Fed” — launched its second major quantitative easing program dubbed “QE2,” under which it plans to purchase up to $600 billion in U.S. Treasuries. Meanwhile, yields generally rose in the final three months of the year, with the interest rate on the 10-year Treasury jumping 100 basis points from its October lows to its December highs.

What strategies contributed to the fund’s performance?

The fund benefited from our balanced approach to prepayment risk, credit risk, and liquidity risk, primarily as a result of three major mortgage strategies. First, we established a moderate position in short-term commercial mortgage-backed securities [CMBS], focusing on bonds in the highly liquid topmost part of the capital structure, which were undervalued relative to their liquidity risk in our opinion. CMBS holdings benefited from an increasing investor perception that even though commercial mortgage delinquencies have continued to grow, senior CMBSs have enough structural protection to withstand losses.

The fund’s mortgage strategies also included investments in government-agency interest-only collateralized mortgage obligations [CMO IOs]. CMO IOs are designed so that the longer homeowners take to pay down their mortgages, the more money a security holder will make from interest payments on those loans. Despite record-low mortgage rates, refinancing activity was constrained by extremely tight bank-underwriting requirements, making it difficult for many borrowers to qualify for a new loan. Depressed home prices also hampered borrowers’ attempts to refinance by putting loan-to-home-value ratios outside ranges considered acceptable by most lenders. As a result, our CMO IOs accumulated steady cash flows throughout the fiscal year, with minimal prepayment risk.

Finally, our third mortgage strategy entailed investments in non-agency residential mortgage-backed securities [RMBS], where we emphasized hybrid adjustable-rate mortgage-backed securities, which combine features of both fixed- and adjustable-rate mortgages.

Which areas detracted from results?

There were no notable detractors. Interest rates rose in many bond sectors during the fourth quarter while bond prices declined, but the fund’s conservative duration stance actually helped performance during that time on a relative basis.

How does the fund use derivatives?

The fund uses derivatives for three main reasons: as a way to hedge risk, as a more efficient or effective way to gain exposure to a sector, and as a relative value trade. Commonly, we use derivatives to manage the fund’s interest-rate exposure and to hedge unwanted or excess risk in a given position.

What is your outlook?

It now seems clear that the pace of growth in the United States has accelerated. In our view, it would not be surprising to see 4% GDP growth in 2011. This is much improved over the 2.8% average pace the economy managed in 2010, though it is sluggish by recovery standards. Almost all the main components of the economy are doing better; corporate investment is doing well, consumer spending has picked up significantly, and net exports are also improving. The recently approved tax package — and particularly the FICA cut for 2011 — should support some demand growth in 2011. Household balance sheets are also improving as equity markets rise. This is not to say there are no clouds on the horizon. Oil prices are uncomfortably close to the level of $100/barrel, a price at which one would expect to see some damage to growth prospects; disruptions continue in European sovereign markets; and we cannot rule out spillover to U.S. markets. A renewed fall in house prices would also likely damage consumer confidence. Regardless of the ultimate strength of the economy, our investment process is designed to add value from multiple sources and we believe that flexibility will serve the fund well in 2011. We maintain our positive outlook on the sectors we found attractive in 2010, particularly CMO IOs, senior CMBS, and non-agency RMBS.

The views expressed in this report are exclusively those of Putnam Management. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future.

Consider these risks before investing: Lower-rated bonds may offer higher yields in return for more risk. Funds that invest in government securities are not guaranteed. Mortgage-backed securities are subject to prepayment risk. The use of derivatives involves special risks and may result in losses. Funds that invest in bonds are subject to certain risks including interest-rate risk, credit risk, and inflation risk. As interest rates rise, the prices of bonds fall. Long-term bonds are more exposed to interest-rate risk than short-term bonds. Unlike bonds, bond funds have ongoing fees and expenses. Current and future portfolio holdings are subject to risk.

Your fund’s managers

Portfolio Manager Rob Bloemker is Head of Fixed Income at Putnam. He joined Putnam in 1999 and has been in the investment industry since 1988.

In addition to Rob, your fund’s portfolio managers are Carl Bell, Kevin Murphy, Michael Salm, and Raman Srivastava.

Your fund’s managers may also manage other accounts advised by Putnam Management or an affiliate, including retail mutual fund counterparts to the funds in Putnam Variable Trust.

2 Putnam VT Income Fund

Understanding your fund’s expenses

As an investor in a variable annuity product that invests in a registered investment company, you pay ongoing expenses, such as management fees, distribution fees (12b-1 fees), and other expenses. Using the following information, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You may also pay one-time transaction expenses, which are not shown in this section and would result in higher total expenses. Charges and expenses at the insurance company separate account level are not reflected. For more information, see your fund’s prospectus or talk to your financial representative.

Review your fund’s expenses

The first two columns in the following table show the expenses you would have paid on a $1,000 investment in your fund from July 1, 2010, to December 31, 2010. They also show how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses. To estimate the ongoing expenses you paid over the period, divide your account value by $1,000, then multiply the result by the number in the first line for the class of shares you own.

Compare your fund’s expenses with those of other funds

The two right-hand columns of the table show your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in the fund with those of other funds. All shareholder reports of mutual funds and funds serving as variable annuity vehicles will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

	Expenses and value for a		Expenses and value for a
	$1,000 investment, assuming		$1,000 investment, assuming a
	actual returns for the 6 months		hypothetical 5% annualized return
	ended 12/31/10		for the 6 months ended 12/31/10

	Class IA	Class IB	Class IA	Class IB

Expenses paid
per $1,000*	$2.97	$4.24	$2.96	$4.23

Ending value
(after expenses)	$1,029.70	$1,029.10	$1,022.28	$1,021.02

Annualized
expense ratio†	0.58%	0.83%	0.58%	0.83%

* Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 12/31/10. The expense ratio may differ for each share class. Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period; and then dividing that result by the number of days in the year.

† For the fund’s most recent fiscal half year; may differ from expense ratios based on one-year data in the financial highlights.

Putnam VT Income Fund 3

Report of Independent Registered Public Accounting Firm

To the Trustees of Putnam Variable Trust and Shareholders of
Putnam VT Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Putnam VT Income Fund (the “fund”) at December 31, 2010, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments owned at December 31, 2010 by correspondence with the custodian, brokers and transfer agent, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
February 10, 2011

4 Putnam VT Income Fund

The fund’s portfolio 12/31/10

MORTGAGE-BACKED SECURITIES (39.9%)*	Principal amount	Value

Asset Securitization Corp. Ser. 96-MD6, Class A7,
8.335s, 2029	$351,634	$366,520

Banc of America Commercial Mortgage, Inc.
Ser. 07-2, Class A2, 5.634s, 2049	3,017,000	3,136,236
Ser. 06-4, Class A2, 5.522s, 2046	1,225,296	1,241,713
Ser. 06-6, Class A2, 5.309s, 2045	836,000	851,409
Ser. 07-1, Class XW, IO, 0.284s, 2049	6,313,325	85,021

Banc of America Commercial Mortgage, Inc. 144A
Ser. 02-PB2, Class XC, IO, 0.733s, 2035	3,305,698	20,466
Ser. 07-5, Class XW, IO, 0.431s, 2051	13,478,914	242,545
Ser. 04-4, Class XC, IO, 0.289s, 2042	13,720,259	228,224
Ser. 04-5, Class XC, IO, 0.274s, 2041	25,748,955	349,089
Ser. 06-5, Class XC, IO, 0.205s, 2047	46,973,037	681,785
Ser. 05-1, Class XW, IO, 0.093s, 2042	135,060,638	147,864

Bayview Commercial Asset Trust 144A
Ser. 07-5A, IO, 3.047s, 2037	3,211,166	358,045
Ser. 05-3A, IO, 2.87s, 2035	4,536,994	202,804
FRB Ser. 05-1A, Class A1, 0.561s, 2035	336,766	276,149

Bear Stearns Commercial Mortgage Securities, Inc.
FRB Ser. 00-WF2, Class F, 8.264s, 2032	412,000	454,601
FRB Ser. 07-PW16, Class A2, 5.665s, 2040	656,000	682,693
Ser. 06-PW14, Class A2, 5.123s, 2038	526,000	535,390
Ser. 05-PWR9, Class A2, 4.735s, 2042	460,945	462,977
Ser. 04-PR3I, Class X1, IO, 0.243s, 2041	2,287,444	42,176
Ser. 05-PWR9, Class X1, IO, 0.195s, 2042	29,827,987	275,014

Bear Stearns Commercial Mortgage Securities, Inc. 144A
Ser. 06-PW14, Class XW, IO, 0.682s, 2038	8,387,206	136,292
Ser. 06-PW14, Class X1, IO, 0.133s, 2038	7,982,712	131,715
Ser. 07-PW15, Class X1, IO, 0.102s, 2044	24,909,127	194,540
Ser. 05-PW10, Class X1, IO, 0.054s, 2040	11,656,417	25,528

Bear Stearns Small Balance Commercial Trust 144A
Ser. 06-1A, Class AIO, IO, 1s, 2034	766,200	30

Chase Commercial Mortgage Securities Corp. 144A
Ser. 98-1, Class F, 6.56s, 2030	1,999,555	2,117,602

Citigroup Mortgage Loan Trust, Inc. FRB
Ser. 06-AR7, Class 2A2A, 5.351s, 2036	116,808	66,581

Citigroup/Deutsche Bank Commercial Mortgage Trust
Ser. 06-CD3, Class A2, 5.56s, 2048	415,977	428,762

Citigroup/Deutsche Bank Commercial Mortgage Trust 144A
Ser. 07-CD4, Class XW, IO, 0.373s, 2049	24,149,067	384,212
Ser. 07-CD4, Class XC, IO, 0.124s, 2049	35,051,070	317,563
Ser. 06-CD2, Class X, IO, 0.079s, 2046	30,673,934	84,478

Commercial Mortgage Acceptance Corp. 144A
Ser. 98-C1, Class F, 6.23s, 2031	568,583	593,628
Ser. 98-C2, Class F, 5.44s, 2030	1,176,000	1,203,443

Commercial Mortgage Loan Trust Ser. 08-LS1,
Class A4B, 6.014s, 2049	710,000	750,975

Commercial Mortgage Pass-Through Certificates 144A
Ser. 05-LP5, Class XC, IO, 0.174s, 2043	16,456,827	161,711
Ser. 06-C8, Class XS, IO, 0.127s, 2046	31,902,978	315,220
Ser. 05-C6, Class XC, IO, 0.059s, 2044	24,864,728	137,735

Countrywide Alternative Loan Trust Ser. 06-2CB,
Class A11, 6s, 2036	3,296,328	2,216,781

Countrywide Home Loans FRB Ser. 05-HYB7,
Class 6A1, 5.497s, 2035	23,980	18,465

Countrywide Home Loans 144A
IFB Ser. 05-R2, Class 2A3, 8s, 2035	256,541	233,453
Ser. 04-R2, Class 1AS, IO, 5.669s, 2034	1,898,773	230,845
Ser. 06-R1, Class AS, IO, 5.63s, 2036	1,313,989	145,360

MORTGAGE-BACKED SECURITIES (39.9%)* cont.	Principal amount	Value

Countrywide Home Loans 144A
Ser. 05-R3, Class AS, IO, 5.511s, 2035	$11,718,833	$1,538,097
Ser. 06-R2, Class AS, IO, 5 1/2s, 2036	2,576,463	312,396
Ser. 05-R2, Class 1AS, IO, 5.306s, 2035	5,760,971	639,428
FRB Ser. 04-R2, Class 1AF1, 0.681s, 2034	1,870,634	1,636,805
FRB Ser. 05-R3, Class AF, 0.661s, 2035	192,721	164,777

Credit Suisse Mortgage Capital Certificates
FRB Ser. 07-C4, Class A2, 5.804s, 2039	1,825,714	1,878,446
FRB Ser. 07-C3, Class A2, 5.721s, 2039	1,067,995	1,100,801
Ser. 07-C5, Class AAB, 5.62s, 2040	1,243,000	1,295,093
Ser. 07-C1, Class AAB, 5.336s, 2040	871,000	917,686
Ser. 06-C5, Class AX, IO, 0.135s, 2039	14,632,843	235,677

Credit Suisse Mortgage Capital Certificates 144A
Ser. 06-C4, Class AX, IO, 0.158s, 2039	30,104,554	462,084
Ser. 07-C2, Class AX, IO, 0.108s, 2049	48,111,639	299,880
Ser. 07-C1, Class AX, IO, 0.074s, 2040	50,904,879	358,065

CS First Boston Mortgage Securities Corp.
Ser. 04-C3, Class A3, 4.302s, 2036	4,230	4,227

CS First Boston Mortgage Securities Corp. 144A
Ser. 02-CP3, Class AX, IO, 1.408s, 2035	13,615,873	218,633
FRB Ser. 04-TF2A, Class J, 1.21s, 2019	278,000	267,575
FRB Ser. 04-TF2A, Class H, 0.96s, 2019	278,000	264,100
Ser. 04-C4, Class AX, IO, 0.543s, 2039	3,028,117	69,333

DLJ Commercial Mortgage Corp. 144A
Ser. 99-CG2, Class B3, 6.1s, 2032	399,802	399,658
Ser. 99-CG2, Class B4, 6.1s, 2032	1,144,000	1,141,140

Federal Home Loan Mortgage Corp.
IFB Ser. 3211, Class SI, IO, 26.571s, 2036	66,252	41,878
IFB Ser. 3408, Class EK, 24.746s, 2037	872,957	1,231,173
IFB Ser. 2976, Class LC, 23.466s, 2035	114,382	159,973
IFB Ser. 2979, Class AS, 23.319s, 2034	164,039	218,546
IFB Ser. 3072, Class SM, 22.842s, 2035	604,941	820,918
IFB Ser. 3065, Class DC, 19.079s, 2035	693,730	908,787
IFB Ser. 2990, Class LB, 16.28s, 2034	747,025	925,579
IFB Ser. T-56, Class 2ASI, IO, 7.839s, 2043	555,042	115,865
IFB Ser. 3184, Class SP, IO, 7.09s, 2033	946,511	110,916
IFB Ser. 3149, Class SE, IO, 6.89s, 2036	789,532	143,616
IFB Ser. 3157, Class SA, IO, 6.89s, 2036	2,070,733	374,906
IFB Ser. 3208, Class PS, IO, 6.84s, 2036	5,803,953	882,553
IFB Ser. 3287, Class SE, IO, 6.44s, 2037	2,461,478	374,588
IFB Ser. 3694, Class AS, IO, 6.44s, 2027	7,583,655	899,374
IFB Ser. 3398, Class SI, IO, 6.39s, 2036	2,387,660	294,900
IFB Ser. 3145, Class GI, IO, 6.34s, 2036	1,503,162	234,230
IFB Ser. 3114, Class IP, IO, 6.34s, 2036	941,972	131,273
IFB Ser. 3677, Class KS, IO, 6.29s, 2040	3,760,621	523,997
IFB Ser. 3346, Class SC, IO, 6.29s, 2033	5,086,693	723,785
IFB Ser. 3349, Class AS, IO, 6.24s, 2037	5,317,356	744,483
IFB Ser. 3725, Class SB, IO, 5.79s, 2040	8,895,630	1,248,324
IFB Ser. 3726, Class SQ, IO, 5.79s, 2038	9,463,769	1,370,827
IFB Ser. 3751, Class SB, IO, 5.78s, 2039	21,329,883	2,871,002
IFB Ser. 3725, Class CS, IO, 5.74s, 2040	9,278,924	1,241,706
Ser. 3707, Class IK, IO, 5s, 2040	621,422	109,631
Ser. 3645, Class ID, IO, 5s, 2040	307,157	50,272
Ser. 3632, Class CI, IO, 5s, 2038	377,998	64,713
Ser. 3626, Class DI, IO, 5s, 2037	275,197	35,666
Ser. 3623, Class CI, IO, 5s, 2036	246,061	24,877
Ser. 3707, Class PI, IO, 4 1/2s, 2025	6,253,311	759,214
Ser. 3756, Class IG, IO, 4s, 2037	14,705,373	2,194,042
Ser. 3768, Class MI, IO, 4s, 2035	23,655,000	3,327,624
Ser. 3738, Class MI, IO, 4s, 2034	12,528,417	1,558,913
Ser. 3736, Class QI, IO, 4s, 2034	4,395,274	571,386
Ser. 3751, Class MI, IO, 4s, 2034	4,633,477	564,960

Putnam VT Income Fund 5

MORTGAGE-BACKED SECURITIES (39.9%)* cont.	Principal amount	Value

Federal Home Loan Mortgage Corp.
Ser. 3707, Class HI, IO, 4s, 2023	$1,583,833	$172,337
Ser. T-56, Class A, IO, 0.137s, 2043	6,526,398	124,409
Ser. T-56, Class 1, IO, 0.033s, 2043	8,060,604	7,557
Ser. T-56, Class 2, IO, zero %, 2043	17,934,470	1,551
Ser. T-56, Class 3, IO, zero %, 2043	3,212,517	1,004
Ser. 3369, Class BO, PO, zero %, 2037	46,987	41,718
Ser. 3327, Class IF, IO, zero %, 2037	53,174	2,202
Ser. 3391, PO, zero %, 2037	138,181	111,293
Ser. 3300, PO, zero %, 2037	572,564	500,177
Ser. 3175, Class MO, PO, zero %, 2036	69,979	57,845
Ser. 3210, PO, zero %, 2036	124,236	105,898
FRB Ser. 3274, Class TX, zero %, 2037	102,728	86,447
FRB Ser. 3326, Class YF, zero %, 2037	48,508	45,678
FRB Ser. 3263, Class TA, zero %, 2037	15,661	15,647
FRB Ser. 3147, Class SF, zero %, 2036	501,161	461,905
FRB Ser. 3117, Class AF, zero %, 2036	32,963	30,867
FRB Ser. 3047, Class BD, zero %, 2035	8,487	8,452
FRB Ser. 3326, Class WF, zero %, 2035	114,362	109,281
FRB Ser. 3033, Class YF, zero %, 2035	39,617	37,937
FRB Ser. 3036, Class AS, zero %, 2035	44,642	35,699
FRB Ser. 3003, Class XF, zero %, 2035	203,449	201,032

Federal National Mortgage Association
IFB Ser. 07-75, Class JS, 50.275s, 2037	394,090	745,933
IFB Ser. 06-62, Class PS, 38.336s, 2036	943,815	1,586,400
IFB Ser. 06-8, Class HP, 23.611s, 2036	681,452	972,024
IFB Ser. 05-45, Class DA, 23.464s, 2035	1,322,103	1,990,609
IFB Ser. 05-74, Class DM, 23.428s, 2035	649,110	922,622
IFB Ser. 07-53, Class SP, 23.244s, 2037	546,995	752,137
IFB Ser. 05-122, Class SE, 22.188s, 2035	1,202,817	1,630,562
IFB Ser. 05-75, Class GS, 19.468s, 2035	802,073	1,025,571
IFB Ser. 05-106, Class JC, 19.316s, 2035	429,771	565,075
IFB Ser. 05-83, Class QP, 16.716s, 2034	162,291	202,130
IFB Ser. 03-W6, Class 5S, IO, 7.339s, 2042	1,968,839	354,348
IFB Ser. 10-129, Class PS, IO, 6.439s, 2038	6,545,929	1,081,427
IFB Ser. 09-71, Class XS, IO, 5.939s, 2036	7,676,332	651,860
Ser. 06-W3, Class 1AS, IO, 5.786s, 2046	3,884,061	471,577
IFB Ser. 10-110, Class SB, IO, 5.739s, 2040	7,546,604	1,061,430
Ser. 10-67, Class BI, IO, 5 1/2s, 2025	3,917,036	463,385
Ser. 10-98, Class DI, IO, 5s, 2040	992,591	168,175
IFB Ser. 05-W2, Class A2, IO, 4.949s, 2035	2,185,994	214,197
Ser. 10-100, Class AI, IO, 4 1/2s, 2025	8,766,981	774,387
Ser. 03-W12, Class 2, IO, 2.228s, 2043	2,956,373	247,596
Ser. 03-W8, Class 12, IO, 1.639s, 2042 F	13,560,850	630,603
Ser. 03-W10, Class 1, IO, 1.63s, 2043	4,826,161	295,602
Ser. 03-W17, Class 12, IO, 1.136s, 2033	2,378,768	99,576
Ser. 07-64, Class LO, PO, zero %, 2037	182,181	167,399
Ser. 372, Class 1, PO, zero %, 2036	353,241	315,985
FRB Ser. 06-115, Class SN, zero %, 2036	303,048	301,229
FRB Ser. 06-104, Class EK, zero %, 2036	23,766	22,314
FRB Ser. 05-117, Class GF, zero %, 2036	13,362	13,121
FRB Ser. 06-1, Class HF, zero %, 2032	12,203	10,187
IFB Ser. 06-48, Class FG, zero %, 2036	98,947	98,357

First Union National Bank-Bank of America
Commercial Mortgage 144A Ser. 01-C1, Class 3,
IO, 1.363s, 2033	3,453,158	150

First Union-Lehman Brothers Commercial
Mortgage Trust II
Ser. 97-C2, Class F, 7 1/2s, 2029	1,196,000	1,295,615
Ser. 97-C2, Class G, 7 1/2s, 2029	361,000	385,837

First Union-Lehman Brothers-Bank of America 144A
Ser. 98-C2, Class G, 7s, 2035	1,515,000	1,594,538

MORTGAGE-BACKED SECURITIES (39.9%)* cont.	Principal amount	Value

GE Capital Commercial Mortgage Corp. 144A
Ser. 05-C2, Class XC, IO, 0.124s, 2043	$26,074,129	$210,622
Ser. 07-C1, Class XC, IO, 0.078s, 2049	68,845,423	344,737
Ser. 05-C3, Class XC, IO, 0.069s, 2045	68,904,986	339,861

GMAC Commercial Mortgage Securities, Inc.
Ser. 97-C1, Class X, IO, 1.275s, 2029	2,473,036	92,369
Ser. 05-C1, Class X1, IO, 0.371s, 2043	25,778,287	326,376

GMAC Commercial Mortgage Securities, Inc. 144A
Ser. 99-C3, Class G, 6.974s, 2036	187,465	170,593
Ser. 06-C1, Class XC, IO, 0.074s, 2045	74,316,960	387,072

Government National Mortgage Association
IFB Ser. 10-98, Class CS, IO, 6.439s, 2038	1,246,277	207,156
IFB Ser. 10-98, Class SA, IO, 6.439s, 2038	1,203,650	191,657
IFB Ser. 10-32, Class SP, IO, 6.439s, 2036	1,645,835	205,696
IFB Ser. 10-125, Class CS, IO, 6.389s, 2040	3,862,627	657,099
IFB Ser. 10-85, Class SA, IO, 6.389s, 2040	513,856	77,428
IFB Ser. 10-85, Class AS, IO, 6.389s, 2039	1,704,497	268,083
IFB Ser. 10-113, Class AS, IO, 6.389s, 2039	1,207,204	192,440
IFB Ser. 10-125, Class ES, IO, 6.389s, 2039	10,395,172	1,778,143
IFB Ser. 10-85, Class SD, IO, 6.389s, 2038	1,135,175	172,683
IFB Ser. 10-98, Class QS, IO, 6.339s, 2040	1,613,787	253,026
IFB Ser. 10-98, Class YS, IO, 6.339s, 2039	1,668,894	259,813
IFB Ser. 10-47, Class HS, IO, 6.339s, 2039	774,868	124,498
IFB Ser. 10-68, Class SD, IO, 6.319s, 2040	15,583,835	2,449,911
IFB Ser. 10-85, Class SE, IO, 6.289s, 2040	2,973,340	451,234
IFB Ser. 10-58, Class LS, IO, 6.289s, 2039	5,239,982	786,384
IFB Ser. 10-162, Class SC, IO, 6.26s, 2039	3,155,000	487,132
IFB Ser. 10-60, Class S, IO, 6.239s, 2040	2,788,240	414,165
IFB Ser. 10-53, Class SA, IO, 6.239s, 2039	4,415,693	681,584
IFB Ser. 10-2, Class SA, IO, 6.239s, 2037	1,809,625	241,133
IFB Ser. 10-20, Class SC, IO, 5.889s, 2040	7,120,832	1,069,905
IFB Ser. 10-116, Class JS, IO, 5.789s, 2039	3,384,884	499,022
IFB Ser. 10-113, Class BS, IO, 5.739s, 2040	13,230,425	1,737,949
IFB Ser. 10-37, Class US, IO, 5.739s, 2039	4,348,246	533,376
IFB Ser. 10-68, Class MS, IO, 5.589s, 2040	4,386,602	540,166
IFB Ser. 10-62, Class SE, IO, 5.489s, 2040	7,624,922	943,127
IFB Ser. 10-20, Class SD, IO, 5.419s, 2040	3,017,566	404,927
Ser. 10-70, Class PI, IO, 5s, 2039	5,392,110	916,659
Ser. 10-58, Class VI, IO, 5s, 2038	7,261,696	911,143
Ser. 10-101, Class GI, IO, 4 1/2s, 2038	3,468,162	537,528
Ser. 10-120, Class AI, IO, 4 1/2s, 2038	10,720,259	1,678,792
Ser. 10-109, Class CI, IO, 4 1/2s, 2037	3,160,123	506,426
Ser. 06-36, Class OD, PO, zero %, 2036	28,779	26,018
FRB Ser. 07-73, Class KI, IO, zero %, 2037	1,112,427	11,124
FRB Ser. 07-73, Class KM, zero %, 2037	111,108	105,474
FRB Ser. 07-35, Class UF, zero %, 2037	26,197	25,550

Greenwich Capital Commercial Funding Corp.
Ser. 07-GG9, Class A2, 5.381s, 2039	2,012,986	2,068,000
Ser. 05-GG5, Class A2, 5.117s, 2037	1,041,415	1,049,381
Ser. 05-GG5, Class XC, IO, 0.12s, 2037	156,650,866	395,888

GS Mortgage Securities Corp. II Ser. 06-GG6,
Class A2, 5.506s, 2038	1,093,606	1,099,332

GS Mortgage Securities Corp. II 144A
Ser. 98-C1, Class F, 6s, 2030	458,359	459,505
Ser. 03-C1, Class X1, IO, 0.846s, 2040	7,996,727	101,080
Ser. 04-C1, Class X1, IO, 0.635s, 2028	4,489,571	913
Ser. 06-GG6, Class XC, IO, 0.091s, 2038	62,469,330	121,484

GSMPS Mortgage Loan Trust
Ser. 05-RP3, Class 1A4, 8 1/2s, 2035	93,177	90,320
Ser. 05-RP3, Class 1A3, 8s, 2035	323,389	299,135
Ser. 05-RP3, Class 1A2, 7 1/2s, 2035	245,669	227,244

6 Putnam VT Income Fund

MORTGAGE-BACKED SECURITIES (39.9%)* cont.	Principal amount	Value

GSMPS Mortgage Loan Trust 144A
Ser. 05-RP2, Class 1A3, 8s, 2035	$273,946	$250,660
Ser. 05-RP2, Class 1A2, 7 1/2s, 2035	309,595	286,375
IFB Ser. 04-4, Class 1AS, IO, 5.458s, 2034	339,270	48,770
Ser. 05-RP3, Class 1AS, IO, 5.357s, 2035	2,707,587	302,631
FRB Ser. 04-4, Class 1AF, 0.661s, 2034	339,270	288,380
FRB Ser. 05-RP3, Class 1AF, 0.611s, 2035	2,707,587	2,287,911

IMPAC Secured Assets Corp. FRB Ser. 07-2,
Class 1A1A, 0.371s, 2037	1,193,497	668,358

JPMorgan Chase Commercial Mortgage
Securities Corp.
Ser. 97-C5, Class F, 7.561s, 2029	295,284	310,223
FRB Ser. 07-LD12, Class A3, 5.989s, 2051	7,987,000	8,365,490
FRB Ser. 07-LD11, Class A3, 5.817s, 2049	1,786,000	1,878,238
Ser. 06-CB17, Class A3, 5.45s, 2043	892,000	920,408
Ser. 06-LDP9, Class A2S, 5.298s, 2047	2,840,000	2,900,719
Ser. 05-LDP5, Class A2, 5.198s, 2044	2,661,000	2,763,958
Ser. 05-LDP2, Class AM, 4.78s, 2042	680,000	687,253
Ser. 06-LDP8, Class X, IO, 0.571s, 2045	29,826,071	728,535
Ser. 06-CB17, Class X, IO, 0.509s, 2043	35,962,162	840,860
Ser. 06-LDP9, Class X, IO, 0.45s, 2047	39,442,992	759,455
Ser. 07-LDPX, Class X, IO, 0.341s, 2049	21,708,177	278,397
Ser. 06-CB16, Class X1, IO, 0.129s, 2045	15,560,808	206,901

JPMorgan Chase Commercial Mortgage
Securities Corp. 144A
Ser. 00-C9, Class G, 6 1/4s, 2032	397,068	396,616
Ser. 03-ML1A, Class X1, IO, 1.306s, 2039	44,623,109	1,052,949
Ser. 07-CB20, Class X1, IO, 0.156s, 2051	36,386,965	362,658
Ser. 05-CB12, Class X1, IO, 0.149s, 2037	21,054,111	162,826
Ser. 06-LDP6, Class X1, IO, 0.062s, 2043	50,850,125	182,928

LB Commercial Conduit Mortgage Trust 144A
Ser. 99-C1, Class F, 6.41s, 2031	314,997	289,088
Ser. 99-C1, Class G, 6.41s, 2031	337,198	255,192
Ser. 98-C4, Class G, 5.6s, 2035	260,000	267,930
Ser. 98-C4, Class H, 5.6s, 2035	441,000	426,572

LB-UBS Commercial Mortgage Trust
Ser. 07-C7, Class A2, 5.588s, 2045	1,043,000	1,074,945
Ser. 07-C2, Class XW, IO, 0.561s, 2040	4,592,752	111,934

LB-UBS Commercial Mortgage Trust 144A
Ser. 03-C5, Class XCL, IO, 0.763s, 2037	5,097,708	83,223
Ser. 06-C7, Class XW, IO, 0.715s, 2038	22,747,501	608,491
Ser. 06-C7, Class XCL, IO, 0.324s, 2038	34,968,103	564,557
Ser. 05-C3, Class XCL, IO, 0.294s, 2040	46,886,916	880,583
Ser. 05-C2, Class XCL, IO, 0.222s, 2040	89,582,025	800,514
Ser. 05-C5, Class XCL, IO, 0.191s, 2040	49,961,960	684,084
Ser. 07-C2, Class XCL, IO, 0.136s, 2040	95,642,501	1,258,588
Ser. 05-C7, Class XCL, IO, 0.108s, 2040	56,900,581	402,970
Ser. 06-C1, Class XCL, IO, 0.088s, 2041	60,798,326	600,991

MASTR Reperforming Loan Trust 144A
Ser. 05-2, Class 1A3, 7 1/2s, 2035	731,686	682,298
Ser. 05-1, Class 1A4, 7 1/2s, 2034	409,461	388,988

Merit Securities Corp. 144A FRB Ser. 11PA,
Class 3A1, 0.881s, 2027	1,381,222	1,281,283

Merrill Lynch Floating Trust 144A FRB Ser. 06-1,
Class TM, 0.76s, 2022	398,003	364,173

Merrill Lynch Mortgage Investors, Inc.
FRB Ser. 98-C3, Class E, 6.838s, 2030	283,000	295,301
FRB Ser. 05-A9, Class 3A1, 2.934s, 2035	1,237,454	964,661

Merrill Lynch Mortgage Trust
FRB Ser. 07-C1, Class A3, 5.826s, 2050	640,000	673,822
Ser. 05-MCP1, Class XC, IO, 0.177s, 2043	22,653,992	269,848

MORTGAGE-BACKED SECURITIES (39.9%)* cont.	Principal amount	Value

Merrill Lynch Mortgage Trust 144A Ser. 04-KEY2,
Class XC, IO, 0.35s, 2039	$5,120,981	$107,252

Merrill Lynch/Countrywide Commercial Mortgage
Trust FRB Ser. 07-8, Class A3, 5.965s, 2049	1,790,000	1,926,452

Merrill Lynch/Countrywide Commercial Mortgage
Trust 144A Ser. 06-4, Class XC, IO, 0.172s, 2049	39,328,855	490,038

Mezz Cap Commercial Mortgage Trust 144A
Ser. 04-C1, Class X, IO, 7.975s, 2037	1,077,197	102,334
Ser. 05-C3, Class X, IO, 4.692s, 2044	1,105,677	88,454
Ser. 06-C4, Class X, IO, 4.143s, 2045	3,173,175	333,183

Morgan Stanley Capital I
Ser. 07-IQ14, Class A2, 5.61s, 2049	1,617,000	1,682,353
Ser. 06-T21, Class A2, 5.09s, 2052	511,400	511,036
Ser. 05-HQ6, Class A2A, 4.882s, 2042	1,128,682	1,144,607

Morgan Stanley Capital I 144A Ser. 05-HQ5,
Class X1, IO, 0.091s, 2042	7,563,337	43,716

Morgan Stanley ReREMIC Trust 144A FRB
Ser. 10-C30A, Class A3B, 10.236s, 2043	536,000	565,314

Nomura Asset Acceptance Corp. Ser. 04-R3,
Class PT, 0.367s, 2035	332,335	319,873

Nomura Asset Acceptance Corp. 144A Ser. 04-R2,
Class PT, 9.087s, 2034	112,498	109,123

PNC Mortgage Acceptance Corp. 144A
Ser. 99-CM1, Class B3, 7.1s, 2032	711,217	710,972
Ser. 00-C1, Class J, 6 5/8s, 2033	206,000	10,300

Residential Asset Securitization Trust
Ser. 05-A8CB, Class A11, 6s, 2035	804,847	743,698

Salomon Brothers Mortgage Securities VII 144A
Ser. 02-KEY2, Class X1, IO, 1.949s, 2036	8,374,061	170,328

Structured Adjustable Rate Mortgage Loan Trust
FRB Ser. 07-8, Class 1A2, 6 1/4s, 2037	2,941,231	2,088,274

Structured Adjustable Rate Mortgage Loan Trust
144A Ser. 04-NP2, Class A, 0.611s, 2034	236,234	191,349

Structured Asset Securities Corp.
IFB Ser. 07-4, Class 1A3, IO, 5.989s, 2045	16,851,581	2,272,956
Ser. 07-4, Class 1A4, IO, 1s, 2045	19,653,268	617,993

Structured Asset Securities Corp. 144A FRB
Ser. 05-RF2, Class A, 0.611s, 2035	3,840,267	3,245,025

Vericrest Opportunity Loan Transferee 144A
Ser. 10-NPL1, Class M, 6s, 2039	1,238,476	1,232,283

Wachovia Bank Commercial Mortgage Trust
FRB Ser. 07-C32, Class APB, 5.744s, 2049	556,000	579,760
FRB Ser. 07-C32, Class A2, 5.739s, 2049	2,872,000	3,017,697
Ser. 06-C27, Class A2, 5.624s, 2045	709,381	719,862
Ser. 06-C29, Class A2, 5.275s, 2048	1,690,000	1,722,719
Ser. 06-C29, IO, 0.376s, 2048	36,253,407	642,254
Ser. 07-C34, IO, 0.37s, 2046	9,331,726	146,135

Wachovia Bank Commercial Mortgage Trust 144A
FRB Ser. 05-WL5A, Class L, 3.56s, 2018	313,000	187,800
Ser. 03-C3, Class IOI, IO, 1.102s, 2035	7,906,557	142,520
Ser. 07-C31, IO, 0.259s, 2047	57,559,166	676,320
Ser. 06-C27, Class XC, IO, 0.093s, 2045	16,866,731	127,850
Ser. 06-C23, Class XC, IO, 0.047s, 2045	35,236,501	140,946
Ser. 06-C26, Class XC, IO, 0.041s, 2045	14,386,125	42,295

WAMU Commercial Mortgage Securities Trust 144A
Ser. 05-C1A, Class G, 5.72s, 2036	73,000	24,820

Washington Mutual Multi-Fam., Mtge. 144A
Ser. 01-1, Class B5, 7.097s, 2031	572,000	567,860

Total mortgage-backed securities (cost $159,529,691)		$178,602,581

Putnam VT Income Fund 7

CORPORATE BONDS AND NOTES (29.0%)*	Principal amount	Value

Basic materials (2.0%)
ArcelorMittal sr. unsec. unsub. 9.85s, 2019 (France)	$380,000	$480,715

ArcelorMittal sr. unsec. unsub. notes 7s, 2039 (France)	435,000	451,436

CF Industries, Inc. company guaranty sr. unsec.
unsub. notes 6 7/8s, 2018	305,000	326,350

Dow Chemical Co. (The) sr. unsec.
unsub. notes 8.55s, 2019	570,000	714,351

Dow Chemical Co. (The) sr. unsec.
unsub. notes 5.9s, 2015	7,000	7,750

Freeport-McMoRan Copper & Gold, Inc. sr. unsec.
notes 8 3/8s, 2017	1,029,000	1,134,473

Georgia-Pacific, LLC sr. unsec.
unsub. notes 8 1/8s, 2011	425,000	438,813

Georgia-Pacific, LLC 144A company
guaranty sr. notes 5.4s, 2020	660,000	652,528

International Paper Co. bonds 7.95s, 2018	492,000	585,462

International Paper Co. sr. unsec. notes 9 3/8s, 2019	652,000	836,809

Mosaic Co. (The) 144A sr. unsec.
unsub. notes 7 5/8s, 2016	585,000	629,472

Rio Tinto Finance USA Ltd. company
guaranty sr. unsec. notes 9s, 2019 (Australia)	270,000	362,622

Rio Tinto Finance USA, Ltd. company
guaranty sr. unsec. notes 5.2s, 2040 (Australia)	400,000	392,186

Rohm & Haas Co. sr. unsec. unsub. notes 7.85s, 2029	995,000	1,156,184

Sealed Air Corp. sr. notes 7 7/8s, 2017	235,000	258,429

Sealed Air Corp. 144A notes 5 5/8s, 2013	215,000	227,187

Teck Resources Limited sr. notes 10 3/4s,
2019 (Canada)	75,000	97,500

Teck Resources Limited sr. notes 10 1/4s,
2016 (Canada)	111,000	137,363

Teck Resources Limited sr. notes 9 3/4s,
2014 (Canada)	35,000	43,798

Xstrata Finance Canada, Ltd. 144A company
guaranty 5.8s, 2016 (Canada)	305,000	334,566

		9,267,994
Capital goods (0.4%)
Allied Waste North America, Inc. company
guaranty sr. unsec. notes 6 7/8s, 2017	435,000	478,500

Legrand SA unsec. unsub. debs. 8 1/2s, 2025 (France)	338,000	395,623

Parker Hannifin Corp. sr. unsec.
unsub. notes Ser. MTN, 6 1/4s, 2038	205,000	232,621

Raytheon Co. sr. unsec. notes 4 7/8s, 2040	190,000	178,412

Raytheon Co. sr. unsec. notes 3 1/8s, 2020	80,000	73,419

Republic Services, Inc. company
guaranty sr. unsec. unsub. notes 5 1/2s, 2019	210,000	229,013

United Technologies Corp. sr. unsec.
notes 6 1/8s, 2038	245,000	282,109

		1,869,697
Communication services (2.7%)
American Tower Corp. sr. unsec. notes 7 1/4s, 2019	545,000	615,867

American Tower Corp. sr. unsec. notes 7s, 2017	505,000	567,652

AT&T, Inc. sr. unsec. unsub. bonds 5 1/2s, 2018	395,000	438,798

AT&T, Inc. sr. unsec. unsub. notes 6.3s, 2038	510,000	538,575

AT&T, Inc. 144A sr. unsec. unsub. notes 5.35s, 2040	320,000	300,949

Bellsouth Capital Funding unsec. notes 7 7/8s, 2030	820,000	987,985

Comcast Cable Communications company
guaranty sr. unsub. notes 8 7/8s, 2017	400,000	499,746

Comcast Corp. company guaranty sr. unsec.
unsub. notes 6.95s, 2037	205,000	231,869

Cox Communications, Inc. 144A bonds 8 3/8s, 2039	245,000	315,380

Cox Communications, Inc. 144A notes 5 7/8s, 2016	125,000	139,374

CORPORATE BONDS AND NOTES (29.0%)* cont.	Principal amount	Value

Communication services cont.
Crown Castle Towers, LLC 144A company
guaranty sr. notes 4.883s, 2020	$635,000	$610,286

France Telecom notes 8 1/2s, 2031 (France)	85,000	115,552

Frontier Communications Corp. sr. unsec.
notes 8 1/2s, 2020	275,000	300,438

Frontier Communications Corp. sr. unsec.
notes 7 7/8s, 2015	85,000	92,863

Rogers Communications, Inc. company
guaranty notes 6.8s, 2018 (Canada)	295,000	353,282

Rogers Communications, Inc. sec. notes 6 3/8s,
2014 (Canada)	475,000	533,712

SBA Tower Trust 144A company guaranty asset
backed notes 5.101s, 2017	950,000	987,669

TCI Communications, Inc. company guaranty
7 7/8s, 2026	795,000	940,511

Telefonica Emisones SAU company guaranty 6.221s,
2017 (Spain)	140,000	150,560

Time Warner Cable, Inc. company
guaranty sr. notes 7.3s, 2038	575,000	667,852

Time Warner Cable, Inc. company
guaranty sr. unsec. 6 3/4s, 2018	40,000	46,476

Time Warner Cable, Inc. company
guaranty sr. unsec. notes 7 1/2s, 2014	260,000	298,847

Time Warner Cable, Inc. company
guaranty sr. unsec. unsub. notes 6 3/4s, 2039	125,000	138,059

Verizon Communications, Inc. sr. unsec.
notes 7.35s, 2039	230,000	282,895

Verizon Communications, Inc. sr. unsec.
unsub. notes 8 3/4s, 2018	90,000	117,495

Verizon New England, Inc. sr. notes 6 1/2s, 2011	975,000	1,012,921

Verizon New Jersey, Inc. debs. 8s, 2022	40,000	47,254

Verizon Pennsylvania, Inc. debs. 8.35s, 2030	405,000	470,464

Verizon Virginia, Inc. debs. Ser. A, 4 5/8s, 2013	255,000	268,700

		12,072,031
Conglomerates (0.1%)
Siemens Financieringsmaatschappij NV 144A
notes 5 3/4s, 2016 (Netherlands)	285,000	327,440

		327,440
Consumer cyclicals (2.8%)
Advance Auto Parts, Inc. company
guaranty sr. unsec. notes 5 3/4s, 2020	360,000	376,070

Autonation, Inc. company guaranty sr. unsec.
notes 6 3/4s, 2018	210,000	216,825

CBS Corp. company guaranty sr. unsec.
notes 7 7/8s, 2030	780,000	920,934

Choice Hotels International, Inc. company
guaranty sr. unsec. unsub. notes 5.7s, 2020	385,000	373,666

Corrections Corporation of America company
guaranty sr. notes 7 3/4s, 2017	208,000	220,480

Daimler Finance North America LLC company
guaranty unsec. unsub. notes 7.3s, 2012 (Germany)	830,000	883,768

Daimler Finance North America, LLC company
guaranty 6 1/2s, 2013 (Germany)	175,000	198,112

Daimler Finance North America, LLC company
guaranty unsec. unsub. notes Ser. MTN, 5 3/4s,
2011 (Germany)	35,000	36,165

DIRECTV Holdings, LLC/DIRECTV Financing Co., Inc.
company guaranty sr. unsec. notes 6.35s, 2040	270,000	284,032

DIRECTV Holdings, LLC/DIRECTV Financing Co., Inc.
company guaranty sr. unsec. unsub. notes 5 7/8s, 2019	660,000	717,316

Expedia, Inc. company guaranty sr. unsec.
unsub. notes 5.95s, 2020	495,000	497,475

8 Putnam VT Income Fund

CORPORATE BONDS AND NOTES (29.0%)* cont.	Principal amount	Value

Consumer cyclicals cont.
Expedia, Inc. 144A company guaranty sr. notes
8 1/2s, 2016	$725,000	$786,625

Grupo Televisa SA sr. unsec. bonds 6 5/8s,
2040 (Mexico)	180,000	194,930

Grupo Televisa SA sr. unsec. notes 6s,
2018 (Mexico)	320,000	352,025

Lender Processing Services, Inc. company
guaranty sr. unsec. unsub. notes 8 1/8s, 2016	682,000	699,050

Macy’s Retail Holdings, Inc. company
guaranty sr. unsec. notes 6 5/8s, 2011	215,000	217,688

NBC Universal, Inc. 144A notes 6.4s, 2040	325,000	340,340

NBC Universal, Inc. 144A notes 5.15s, 2020	255,000	264,399

News America Holdings, Inc. company
guaranty 7 3/4s, 2024	420,000	495,231

News America Holdings, Inc. debs. 7 3/4s, 2045	265,000	314,949

News America, Inc. company guaranty sr. unsec.
notes 6.9s, 2019	105,000	125,799

Nissan Motor Acceptance Corp. 144A sr. unsec.
notes 4 1/2s, 2015	715,000	742,407

Omnicom Group, Inc. sr. notes 5.9s, 2016	275,000	306,481

Omnicom Group, Inc. sr. unsec.
unsub. notes 4.45s, 2020	240,000	234,718

Owens Corning, Inc. company guaranty unsec.
unsub. notes 9s, 2019	261,000	305,370

QVC Inc. 144A sr. notes 7 1/8s, 2017	220,000	230,450

Sears Holdings Corp. 144A sr. notes 6 5/8s, 2018	239,000	222,868

Staples, Inc. sr. unsec. notes 9 3/4s, 2014	380,000	460,503

Time Warner Entertainment Co., LP debs.
8 3/8s, 2023	175,000	219,734

Time Warner, Inc. company guaranty sr. unsec.
bond 7.7s, 2032	460,000	561,518

Time Warner, Inc. company guaranty sr. unsec.
notes 4.7s, 2021	100,000	101,542

Time Warner, Inc. debs. 9.15s, 2023	325,000	426,483

		12,327,953
Consumer staples (2.9%)
Altria Group, Inc. company guaranty sr. unsec.
notes 9.7s, 2018	290,000	382,576

Altria Group, Inc. company guaranty sr. unsec.
notes 9 1/4s, 2019	575,000	750,398

Anheuser-Busch InBev Worldwide, Inc. 144A company
guaranty sr. notes 8.2s, 2039	806,000	1,093,418

Anheuser-Busch InBev Worldwide, Inc. 144A company
guaranty sr. unsec. unsub. notes 7 3/4s, 2019	834,000	1,037,786

Campbell Soup Co. debs. 8 7/8s, 2021	345,000	475,395

CVS Caremark Corp. jr. unsec. sub. bonds FRB
6.302s, 2037	790,000	761,363

CVS Pass-Through Trust 144A company
guaranty notes 7.507s, 2032	787,409	894,686

Diageo Capital PLC company guaranty 5 3/4s, 2017
(United Kingdom)	750,000	850,658

Fortune Brands, Inc. sr. unsec. unsub. notes
3s, 2012	685,000	694,528

General Mills, Inc. sr. unsec. notes 5.65s, 2019	85,000	94,461

H.J. Heinz Finance Co. 144A company
guaranty 7 1/8s, 2039	275,000	323,377

Kraft Foods, Inc. notes 6 1/8s, 2018	295,000	336,675

Kraft Foods, Inc. sr. unsec. unsub. notes
6 1/2s, 2040	1,616,000	1,800,151

Kroger Co. company guaranty 6 3/4s, 2012	20,000	21,351

Kroger Co. company guaranty 6.4s, 2017	200,000	229,632

CORPORATE BONDS AND NOTES (29.0%)* cont.	Principal amount	Value

Consumer staples cont.
McDonald’s Corp. sr. unsec. Ser. MTN, 6.3s, 2038	$220,000	$258,441

McDonald’s Corp. sr. unsec. bond 6.3s, 2037	345,000	404,883

McDonald’s Corp. sr. unsec. notes 5.7s, 2039	145,000	157,903

SABMiller PLC 144A notes 6 1/2s, 2018
(United Kingdom)	465,000	543,483

Tesco PLC 144A sr. unsec. unsub. notes 6.15s,
2037 (United Kingdom)	550,000	619,001

Tyson Foods, Inc. sr. unsec. notes 8 1/4s, 2011	235,000	245,575

Tyson Foods, Inc. sr. unsec.
unsub. notes 10 1/2s, 2014	260,000	307,450

WPP Finance UK company guaranty sr. unsec.
notes 8s, 2014 (United Kingdom)	555,000	638,498

		12,921,689
Energy (1.4%)
Anadarko Finance Co. company guaranty sr. unsec.
unsub. notes Ser. B, 7 1/2s, 2031	745,000	823,783

Anadarko Petroleum Corp. sr. unsec. notes 6 3/8s, 2017	360,000	392,151

Chesapeake Energy Corp. sr. unsec. notes 7 5/8s, 2013	420,000	455,175

El Paso Pipeline Partners Operating Co., LP
company guaranty sr. unsec. notes 6 1/2s, 2020	230,000	240,925

EOG Resources, Inc. sr. unsec. notes 5 5/8s, 2019	155,000	171,159

Forest Oil Corp. sr. notes 8s, 2011	250,000	261,250

Motiva Enterprises, LLC 144A sr. notes 5.2s, 2012	90,000	95,563

Motiva Enterprises, LLC 144A sr. unsec.
notes 6.85s, 2040	280,000	325,431

Newfield Exploration Co. sr. sub. notes 6 5/8s, 2016	280,000	287,700

Newfield Exploration Co. sr. unsec.
sub. notes 6 5/8s, 2014	121,000	123,420

Peabody Energy Corp. company guaranty sr. unsec.
unsub. notes 6 1/2s, 2020	185,000	197,488

Peabody Energy Corp. sr. notes 5 7/8s, 2016	325,000	326,625

Ras Laffan Liquefied Natural Gas Co., Ltd. 144A
company guaranty sr. notes 5 1/2s, 2014 (Qatar)	500,000	538,504

Statoil ASA company guaranty sr. unsec.
notes 5.1s, 2040 (Norway)	430,000	429,910

Weatherford International, Inc. company
guaranty sr. unsec. unsub. bonds 6.8s, 2037	95,000	99,810

Weatherford International, Inc. company
guaranty sr. unsec. unsub. bonds 6.35s, 2017	115,000	127,621

Weatherford International, Ltd. company
guaranty 6 1/2s, 2036 (Switzerland)	185,000	188,948

Weatherford International, Ltd. company guaranty
sr. unsec. notes 9 5/8s, 2019 (Switzerland)	405,000	519,691

Weatherford International, Ltd. sr. notes 5 1/2s,
2016 (Switzerland)	195,000	206,915

Woodside Finance Ltd. 144A notes 4 1/2s,
2014 (Australia)	260,000	273,279

		6,085,348
Financials (10.4%)
Aflac, Inc. sr. unsec. notes 6.9s, 2039	240,000	257,758

American Express Bank FSB notes Ser. BKN1,
5.55s, 2012	350,000	374,366

American Express Bank FSB sr. unsec. FRN
Ser. BKNT, 0.562s, 2017	570,000	514,522

American Express Co. sr. unsec. notes 8 1/8s, 2019	800,000	995,369

American Express Travel Related
Services Co., Inc. sr. unsec. unsub. notes FRN
Ser. EMTN, 0.461s, 2011	275,000	274,384

American International Group, Inc. sr. unsec.
unsub. notes 6.4s, 2020	515,000	535,600

AON Corp. jr. unsec. sub. notes 8.205s, 2027	515,000	553,635

Putnam VT Income Fund 9

CORPORATE BONDS AND NOTES (29.0%)* cont.	Principal amount	Value

Financials cont.
BankAmerica Capital III bank guaranteed jr.
unsec. FRN 0.859s, 2027	$465,000	$330,572

Barclays Bank PLC sr. unsec. unsub. notes 5s, 2016	180,000	191,091

Barclays Bank PLC 144A sub. notes 10.179s, 2021	1,055,000	1,313,749

Barclays Bank PLC 144A unsec. sub. notes
6.05s, 2017	600,000	615,482

Bear Stearns Cos., Inc. (The) sr. notes 6.4s, 2017	455,000	519,311

Bear Stearns Cos., Inc. (The) sr. unsec.
notes 7 1/4s, 2018	715,000	847,319

Bosphorus Financial Services, Ltd. 144A
sr. notes FRN 2.086s, 2012	282,813	278,722

Capital One Capital III company guaranty
7.686s, 2036	475,000	475,000

Capital One Capital V company guaranty jr. unsec.
sub. notes 10 1/4s, 2039	580,000	620,600

Citigroup, Inc. sr. notes 6 1/2s, 2013	50,000	54,903

Citigroup, Inc. sr. unsec. sub. FRN 0.572s, 2016	812,000	717,982

Citigroup, Inc. sub. notes 5s, 2014	565,000	584,480

Citigroup, Inc. unsec. sub. notes 6 5/8s, 2032	209,000	209,149

Citigroup, Inc. unsec. sub. notes 5 5/8s, 2012	320,000	335,793

Commonwealth Bank of Australia 144A sr. unsec.
notes 3 3/4s, 2014 (Australia)	40,000	41,324

Credit Suisse Guernsey, Ltd. jr. unsec.
sub. notes FRN 5.86s, 2017 (United Kingdom)	576,000	544,320

Deutsche Bank Capital Funding Trust VII 144A jr.
unsec. sub. bonds FRB 5.628s, 2016	495,000	443,025

Duke Realty LP sr. unsec. notes 6 1/2s, 2018 R	185,000	197,403

Duke Realty LP sr. unsec. notes 6 1/4s, 2013 R	22,000	23,568

Erac USA Finance Co. 144A company
guaranty sr. notes 5 1/4s, 2020	165,000	167,285

Erac USA Finance LLC 144A company
guaranty sr. notes 2 3/4s, 2013	90,000	91,443

FIA Card Services, NA sub. notes Ser. BKNT,
7 1/8s, 2012	350,000	378,467

Fleet Capital Trust V bank guaranteed jr.
sub. FRN 1.304s, 2028	675,000	472,715

Fund American Cos., Inc. notes 5 7/8s, 2013	485,000	503,874

GATX Corp. notes 4 3/4s, 2012	195,000	204,488

GATX Financial Corp. notes 5.8s, 2016	235,000	254,523

GE Capital Trust I unsec. sub. bonds FRB
6 3/8s, 2067	565,000	557,938

General Electric Capital Corp. sr. unsec.
5 5/8s, 2018	440,000	479,826

General Electric Capital Corp. sr. unsec. FRN
Ser. MTN, 0.486s, 2016	100,000	93,294

General Electric Capital Corp. sr. unsec.
notes Ser. MTN, 6 7/8s, 2039	960,000	1,108,950

Goldman Sachs Group, Inc (The) sr. unsec.
6.15s, 2018	230,000	253,274

Goldman Sachs Group, Inc. (The) sr. notes
7 1/2s, 2019	40,000	46,810

Goldman Sachs Group, Inc. (The)
sub. notes 6 3/4s, 2037	1,200,000	1,232,508

Hartford Financial Services Group, Inc. (The) jr.
unsec. sub. debs. FRB 8 1/8s, 2038	600,000	640,864

HCP, Inc. sr. unsec. notes 6s, 2017	320,000	334,682

Highwood Realty LP sr. unsec. bonds 5.85s, 2017 R	410,000	422,095

HSBC Finance Capital Trust IX FRN 5.911s, 2035	800,000	736,000

HSBC Holdings PLC sub. notes 6 1/2s, 2037
(United Kingdom)	1,005,000	1,052,476

CORPORATE BONDS AND NOTES (29.0%)* cont.	Principal amount	Value

Financials cont.
Icahn Enterprises LP/Icahn Enterprises
Finance Corp. company guaranty sr. unsec.
notes 7 3/4s, 2016	$350,000	$350,000

JPMorgan Chase Bank NA sub. notes Ser. BKNT,
6s, 2017	405,000	448,968

JPMorgan Chase Capital XVIII bonds Ser. R,
6.95s, 2036	337,000	338,143

JPMorgan Chase Capital XXIII company guaranty jr.
unsec. sub. notes FRN 1.286s, 2047	2,137,000	1,647,924

JPMorgan Chase Capital XXV bonds Ser. Y,
6.8s, 2037	45,000	46,399

Liberty Mutual Insurance Co. 144A notes
7.697s, 2097	900,000	797,958

Lloyds TSB Bank PLC company guaranty sr. unsec.
sub. notes Ser. MTN, 6 1/2s, 2020
(United Kingdom)	675,000	621,022

Loews Corp. notes 5 1/4s, 2016	210,000	227,714

Marsh & McLennan Cos., Inc. sr. unsec.
notes 6 1/4s, 2012	655,000	683,328

Marsh & McLennan Cos., Inc. sr. unsec.
notes 5 3/8s, 2014	395,000	420,200

Massachusetts Mutual Life Insurance Co. 144A
notes 8 7/8s, 2039	370,000	495,218

Merrill Lynch & Co., Inc. jr. sub. bonds 7 3/4s, 2038	875,000	908,100

Merrill Lynch & Co., Inc. sr. unsec. notes 6.4s, 2017	360,000	380,618

Merrill Lynch & Co., Inc. sr. unsec.
notes Ser. MTN, 6 7/8s, 2018	125,000	136,795

MetLife Capital Trust IV 144A jr.
sub. debs. 7 7/8s, 2037	1,500,000	1,586,250

MetLife, Inc. jr. unsec. sub. notes 6.4s, 2036	85,000	79,900

Morgan Stanley sr. unsec. notes Ser. MTN,
5 3/4s, 2016	445,000	474,581

Nationwide Financial Services notes 5 5/8s, 2015	260,000	262,507

Nationwide Health Properties, Inc. notes
6 1/2s, 2011 R	270,000	277,405

Nationwide Health Properties, Inc. unsec.
notes 6 1/4s, 2013 R	195,000	208,637

Nationwide Mutual Insurance Co. 144A
notes 8 1/4s, 2031	205,000	210,770

Nordea Bank AB 144A jr. unsec. sub. notes FRN
5.424s, 2015 (Sweden)	495,000	469,149

Omega Healthcare Investors, Inc. 144A
sr. notes 6 3/4s, 2022 R	704,000	697,840

OneAmerica Financial Partners, Inc. 144A
bonds 7s, 2033	515,000	449,730

Progressive Corp. (The) jr. unsec. sub. notes FRN
6.7s, 2037	1,690,000	1,736,475

Prudential Financial, Inc. sr. notes 7 3/8s, 2019	165,000	194,541

Prudential Financial, Inc. sr. notes 6.2s, 2015	165,000	181,963

Prudential Financial, Inc. sr. unsec.
unsub. notes Ser. MTNB, 5.1s, 2014	205,000	220,204

Royal Bank of Scotland Group PLC sr. unsec.
unsub. notes 6.4s, 2019 (United Kingdom)	150,000	150,953

Simon Property Group LP sr. unsec. notes
6 1/8s, 2018 R	370,000	415,860

Simon Property Group LP sr. unsec.
unsub. notes 5.65s, 2020 R	547,000	593,115

Simon Property Group LP sr. unsec.
unsub. notes 4 3/8s, 2021 R	530,000	523,763

State Street Capital Trust IV company
guaranty jr. unsec. sub. bond FRB 1.302s, 2037	1,525,000	1,130,737

10 Putnam VT Income Fund

CORPORATE BONDS AND NOTES (29.0%)* cont.	Principal amount	Value

Financials cont.
Tanger Properties, LP sr. unsec. notes
6 1/8s, 2020 R	$240,000	$256,206

TD Ameritrade Holding Corp. company
guaranty sr. unsec. unsub. notes 5.6s, 2019	385,000	403,175

Teachers Insurance & Annuity Association
of America 144A notes 6.85s, 2039	605,000	707,851

Vornado Realty LP sr. unsec. unsub. notes
4 1/4s, 2015 R	465,000	469,419

Wachovia Bank NA sub. notes Ser. BKNT, 6s, 2017	930,000	1,031,802

Wachovia Capital Trust V 144A bank guaranty jr.
unsec. sub. note 7.965s, 2027	1,190,000	1,172,132

Wachovia Corp. sr. unsec. notes 5 3/4s, 2017	760,000	841,353

WEA Finance LLC/WT Finance Aust. Pty. Ltd. 144A
company guaranty sr. unsec. notes 7 1/2s, 2014	230,000	261,041

WEA Finance, LLC 144A company
guaranty sr. notes 7 1/8s, 2018	935,000	1,075,596

Wells Fargo Bank NA unsec. sub. notes FRN
0.494s, 2016	400,000	369,817

Wells Fargo Capital XV bank guaranteed jr. unsec.
sub. FRB 9 3/4s, 2013	375,000	415,781

Westpac Banking Corp. sr. unsec. notes 4 7/8s,
2019 (Australia)	195,000	203,086

Westpac Capital Trust III 144A unsec.
sub. notes FRN 5.819s, 2013 (Australia)	645,000	640,743

Willis Group North America, Inc. company
guaranty 6.2s, 2017	245,000	251,751

ZFS Finance USA Trust V 144A bonds FRB
6 1/2s, 2037	218,000	212,550

		46,560,009
Health care (0.5%)
Aetna, Inc. sr. unsec. unsub. notes 6 3/4s, 2037	755,000	850,033

Express Scripts, Inc. sr. unsec. notes 7 1/4s, 2019	83,000	98,009

Express Scripts, Inc. sr. unsec. notes 6 1/4s, 2014	207,000	231,088

Quest Diagnostics, Inc. company
guaranty sr. unsec. notes 5 3/4s, 2040	178,000	167,186

Quest Diagnostics, Inc. company
guaranty sr. unsec. notes 4 3/4s, 2020	97,000	96,242

UnitedHealth Group, Inc. sr. unsec. notes 5.8s, 2036	200,000	202,906

Ventas Realty LP/Capital Corp. sr. notes 6 3/4s, 2017 R	190,000	199,081

WellPoint, Inc. notes 7s, 2019	405,000	474,436

		2,318,981
Technology (0.5%)
Amphenol Corp. sr. unsec. notes 4 3/4s, 2014	490,000	523,476

Brocade Communications Systems, Inc. company
guaranty sr. notes 6 7/8s, 2020	405,000	431,325

Brocade Communications Systems, Inc. company
guaranty sr. notes 6 5/8s, 2018	100,000	105,250

Computer Sciences Corp. sr. unsec. notes
6 1/2s, 2018	490,000	533,471

Dell, Inc. sr. unsec. notes 5 7/8s, 2019	65,000	71,122

Lexmark International Inc, sr. unsec. notes
5.9s, 2013	405,000	432,356

Tyco Electronics Group SA company guaranty
sr. unsec. notes 4 7/8s, 2021 (Luxembourg)	185,000	188,870

		2,285,870
Transportation (0.6%)
American Airlines Pass-Through Trust 2001-01
pass-through certificates Ser. 01-1, 6.817s, 2011	40,000	40,450

American Airlines, Inc. pass-through certificates
Ser. 01-2, 7.858s, 2011	215,000	221,988

Burlington Northern Santa Fe Corp. sr. unsec.
notes 7s, 2014	135,000	154,999

CORPORATE BONDS AND NOTES (29.0%)* cont.	Principal amount	Value

Transportation cont.
Burlington Northern Santa Fe Corp. sr. unsec.
notes 5 3/4s, 2018	$160,000	$180,279

Burlington Northern Santa Fe Corp. sr. unsec.
notes 4.7s, 2019	570,000	596,707

Delta Air Lines, Inc. pass-through certificates
6.2s, 2018	125,000	133,750

Northwest Airlines Corp. pass-through
certificates Ser. 00-1, 7.15s, 2019	547,726	542,249

Southwest Airlines Co. pass-through certificates
Ser. 07-1, 6.15s, 2022	309,729	343,025

Union Pacific Corp. 144A pass-through
certificates 5.214s, 2014	295,000	317,042

United AirLines, Inc. pass-through certificates
Ser. 07-A, 6.636s, 2022	251,965	255,745

		2,786,234
Utilities and power (4.7%)
AEP Texas North Co. sr. notes Ser. B, 5 1/2s, 2013	150,000	161,199

Ameren Illinois Co. sr. notes 9 3/4s, 2018	200,000	256,546

Appalachian Power Co. sr. notes Ser. L, 5.8s, 2035	255,000	254,940

Aquila, Inc. sr. unsec. unsub. notes 11 7/8s, 2012	595,000	674,912

Atmos Energy Corp. sr. unsub. notes 6.35s, 2017	370,000	407,847

Beaver Valley Funding Corp. sr. bonds 9s, 2017	401,000	436,019

Boardwalk Pipelines LP company guaranty
5 7/8s, 2016	680,000	741,193

Bruce Mansfield Unit pass-through certificates
6.85s, 2034	932,051	984,441

CenterPoint Energy Resources Corp. notes
7 3/4s, 2011	515,000	518,860

CMS Energy Corp. sr. notes 8 1/2s, 2011	766,000	780,799

CMS Energy Corp. sr. unsec. unsub. notes FRN
1.239s, 2013	375,000	367,969

Commonwealth Edison Co. 1st mtge. 6.15s, 2017	105,000	119,677

Commonwealth Edison Co. 1st mtge. sec.
bonds 5 7/8s, 2033	195,000	201,210

Commonwealth Edison Co. 1st mtge. sec.
bonds 5.8s, 2018	80,000	89,701

DCP Midstream, LLC 144A sr. unsec. notes
5.35s, 2020	310,000	318,885

Dominion Resources, Inc. jr. sub. notes FRN
Ser. 06-B, 6.3s, 2066	1,750,000	1,706,250

Dominion Resources, Inc. sr. unsec.
unsub. notes Ser. 07-A, 6s, 2017	75,000	84,918

Edison International sr. unsec.
unsub. notes 3 3/4s, 2017	345,000	341,282

El Paso Natural Gas Co. sr. unsec.
unsub. bonds 8 3/8s, 2032	380,000	446,961

Electricite de France 144A notes 6.95s,
2039 (France)	415,000	491,062

Electricite de France 144A sr. notes 4.6s,
2020 (France)	105,000	108,512

Enel Finance Intl. SA 144A company guaranty
sr. unsec. notes 5 1/8s, 2019 (Luxembourg)	280,000	280,636

Ipalco Enterprises, Inc. 144A sr. sec.
notes 7 1/4s, 2016	160,000	170,800

ITC Holdings Corp. 144A notes 5 7/8s, 2016	450,000	503,072

ITC Holdings Corp. 144A sr. unsec. notes
6.05s, 2018	140,000	152,249

Kansas Gas & Electric bonds 5.647s, 2021	212,282	231,266

MidAmerican Energy Holdings Co. bonds 6 1/8s, 2036	490,000	529,294

MidAmerican Energy Holdings Co. sr. unsec. bond
6 1/2s, 2037	185,000	209,275

Putnam VT Income Fund 11

CORPORATE BONDS AND NOTES (29.0%)* cont.	Principal amount	Value

Utilities and power cont.
MidAmerican Funding, LLC sr. sec. bond
6.927s, 2029	$175,000	$202,404

NiSource Finance Corp. company
guaranty sr. unsec. notes 10 3/4s, 2016	330,000	441,340

NV Energy, Inc. sr. unsec. unsub. notes
6 3/4s, 2017	194,000	200,197

Pacific Gas & Electric Co. sr. unsec. notes 6.35s, 2038	155,000	176,230

Pacific Gas & Electric Co. sr. unsub. 5.8s, 2037	265,000	282,315

PacifiCorp Sinking Fund 1st mtge. 6 1/4s, 2037	205,000	232,318

Potomac Edison Co. 144A 1st mtge. 5.8s, 2016	450,000	495,505

Power Receivable Finance, LLC 144A
sr. notes 6.29s, 2012	716,602	716,996

PPL Energy Supply LLC bonds Ser. A, 5.7s, 2015	265,000	290,052

Puget Sound Energy, Inc. jr. sub. FRN Ser. A,
6.974s, 2067	610,000	601,218

Spectra Energy Capital, LLC company
guaranty sr. unsec. unsub. notes 6.2s, 2018	50,000	55,533

Spectra Energy Capital, LLC sr. notes 8s, 2019	325,000	396,223

Teco Finance, Inc. company guaranty sr. unsec.
unsub. notes 6.572s, 2017	105,000	118,948

Texas-New Mexico Power Co. 144A 1st mtge. sec.
9 1/2s, 2019	755,000	955,277

TransAlta Corp. sr. notes 6 1/2s, 2040 (Canada)	355,000	362,420

TransAlta Corp. sr. unsec. notes 5 3/4s, 2013
(Canada)	275,000	300,010

TransAlta Corp. sr. unsec. unsub. notes 4 3/4s,
2015 (Canada)	115,000	121,509

TransCanada Pipelines, Ltd. jr. sub. FRN 6.35s,
2067 (Canada)	915,000	903,504

Union Electric Co. 1st mtge. sr. sec. bond
6.7s, 2019	260,000	302,226

West Penn Power Co. 144A 1st mtge. 5.95s, 2017	395,000	427,428

Wisconsin Energy Corp. jr. unsec. sub. notes FRN
6 1/4s, 2067	1,825,000	1,797,625

		20,949,053

Total corporate bonds and notes (cost $122,248,335)		$129,772,299

U.S. GOVERNMENT AND AGENCY
MORTGAGE OBLIGATIONS (23.2%)*	Principal amount	Value

Federal National Mortgage Association
Pass-Through Certificates
5s, March 1, 2038	$369,876	$388,717
4s, TBA, January 1, 2041	104,000,000	103,455,622

Total U.S. government and agency
mortgage obligations (cost $104,030,966)		$103,844,339

ASSET-BACKED SECURITIES (6.2%)*	Principal amount	Value

Accredited Mortgage Loan Trust FRB Ser. 07-1,
Class A3, 0.391s, 2037	$3,261,000	$2,417,216

Ace Securities Corp.
FRB Ser. 06-OP2, Class A2C, 0.411s, 2036	307,000	189,802
FRB Ser. 06-HE3, Class A2C, 0.411s, 2036	418,000	203,537

Asset Backed Securities Corp. Home Equity Loan
Trust FRB Ser. 06-HE4, Class A5, 0.421s, 2036	329,714	224,864

Bay View Auto Trust Ser. 05-LJ2, Class D, 5.27s, 2014	173,000	173,486

Bayview Financial Acquisition Trust FRB
Ser. 04-D, Class A, 0.846s, 2044	258,519	247,656

ASSET-BACKED SECURITIES (6.2%)* cont.	Principal amount	Value

Conseco Finance Securitizations Corp.
Ser. 00-5, Class A6, 7.96s, 2032	$1,093,604	$940,500
Ser. 01-1, Class A5, 6.99s, 2031	3,023,325	3,098,908

Countrywide Asset Backed Certificates
FRB Ser. 07-12, Class 2A2, 0.761s, 2047	635,000	487,363
FRB Ser. 04-6, Class 2A5, 0.651s, 2034	239,314	210,921
FRB Ser. 06-2, Class 2A3, 0.561s, 2036	1,790,000	716,000
FRB Ser. 06-BC1, Class 2A3, 0.551s, 2036	994,000	685,860

First Plus Home Loan Trust Ser. 97-3, Class B1,
7.79s, 2023 (In default) †	77,731	—

Fremont Home Loan Trust
FRB Ser. 05-E, Class 2A4, 0.591s, 2036	685,000	387,526
FRB Ser. 06-2, Class 2A3, 0.431s, 2036	1,287,000	780,244

GE Business Loan Trust 144A Ser. 04-2,
Class D, 3.01s, 2032	196,620	39,324

Green Tree Financial Corp.
Ser. 99-5, Class A5, 7.86s, 2029	4,721,889	4,273,309
Ser. 97-6, Class A9, 7.55s, 2029	210,547	220,193
Ser. 99-1, Class A6, 6.37s, 2025	283,322	288,988

Greenpoint Manufactured Housing Ser. 00-3,
Class IA, 8.45s, 2031	1,283,872	1,322,388

High Income Trust Securities 144A FRB Ser. 03-1A,
Class A, 0.786s, 2036	645,388	387,233

Home Equity Asset Trust FRB Ser. 06-1, Class 2A4,
0.591s, 2036	345,000	281,796

JPMorgan Mortgage Acquisition Corp. FRB
Ser. 06-FRE1, Class A4, 0.551s, 2035	291,000	196,629

Long Beach Mortgage Loan Trust
FRB Ser. 05-2, Class M4, 0.881s, 2035	226,000	155,364
FRB Ser. 06-4, Class 2A4, 0.521s, 2036	331,000	128,311

Madison Avenue Manufactured Housing Contract
FRB Ser. 02-A, Class B1, 3.511s, 2032	1,626,445	1,463,801
Ser. 02-A IO, 0.3s, 2032	37,165,331	520,315

MASTR Asset Backed Securities Trust FRB
Ser. 06-FRE2, Class A4, 0.411s, 2036	152,401	88,608

Mid-State Trust Ser. 11, Class B, 8.221s, 2038	177,780	166,484

New Century Home Equity Loan Trust
Ser. 03-5, Class AI7, 5.15s, 2033	457,339	461,359
Ser. 05-A, Class A6, 4.954s, 2035	2,783,609	2,644,429

Novastar Home Equity Loan
FRB Ser. 06-1, Class A2C, 0.421s, 2036	340,342	177,081
FRB Ser. 06-2, Class A2C, 0.411s, 2036	410,000	238,528

Oakwood Mortgage Investors, Inc.
Ser. 00-A, Class A3, 7.945s, 2022	468,758	326,870
Ser. 02-C, Class A1, 5.41s, 2032	1,234,843	1,185,450

Oakwood Mortgage Investors, Inc. 144A Ser. 01-B,
Class A4, 7.21s, 2030	125,127	120,121

Residential Asset Mortgage Products, Inc.
FRB Ser. 06-NC3, Class A2, 0.451s, 2036	326,564	249,701
FRB Ser. 07-RZ1, Class A2, 0.421s, 2037	640,000	394,815

Residential Asset Securities Corp. FRB
Ser. 05-EMX1, Class M2, 0.991s, 2035	192,605	139,797

SG Mortgage Securities Trust FRB Ser. 06-OPT2,
Class A3D, 0.471s, 2036	704,000	279,846

TIAA Real Estate CDO, Ltd. Ser. 03-1A, Class E,
8s, 2038	733,726	88,047

WAMU Asset-Backed Certificates FRB Ser. 07-HE2,
Class 2A1, 0.371s, 2037	1,415,153	944,331

Total asset-backed securities (cost $30,085,095)		$27,547,001

12 Putnam VT Income Fund

PURCHASED OPTIONS	Expiration date/	Contract
OUTSTANDING (0.8%)*	strike price	amount	Value

Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the right to pay a fixed
rate of 4.22% versus the three
month USD-LIBOR-BBA maturing
February 16, 2041.	Feb-11/4.22	$10,816,300	$226,493

Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the right to pay a fixed
rate of 3.04% versus the three
month USD-LIBOR-BBA maturing
February 9, 2021.	Feb-11/3.04	26,876,100	992,266

Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the right to pay a fixed
rate of 3.11% versus the three
month USD-LIBOR-BBA maturing
February 9, 2021.	Feb-11/3.11	26,876,100	858,691

Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the right to receive a
fixed rate of 3.04% versus the
three month USD-LIBOR-BBA
maturing February 9, 2021.	Feb-11/3.04	26,876,100	67,997

Option on an interest rate swap
with Barclays Bank PLC for the
right to receive a fixed rate
of 3.7375% versus the three
month USD-LIBOR-BBA
maturing March 9, 2021.	Mar-11/3.7375	15,158,100	490,668

Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the right to receive a
fixed rate of 3.665% versus the
three month USD-LIBOR-BBA
maturing March 8, 2021.	Mar-11/3.665	15,158,100	419,879

Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the right to receive a
fixed rate of 4.22% versus the
three month USD-LIBOR-BBA
maturing February 16, 2041.	Feb-11/4.22	10,816,300	369,593

Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the right to receive a
fixed rate of 3.11% versus the
three month USD-LIBOR-BBA
maturing February 9, 2021.	Feb-11/3.11	26,876,100	98,098

Total purchased options outstanding (cost $3,818,214)			$3,523,685

MUNICIPAL BONDS AND NOTES (0.4%)*	Principal amount		Value

CA State G.O. Bonds (Build America Bonds),
7 1/2s, 4/1/34		$350,000	$362,513

IL State G.O. Bonds
4.421s, 1/1/15		165,000	165,845
4.071s, 1/1/14		490,000	494,684

North TX, Thruway Auth. Rev. Bonds (Build America
Bonds), 6.718s, 1/1/49		285,000	279,300

OH State U. Rev. Bonds (Build America Bonds),
4.91s, 6/1/40		255,000	231,119

TX State, Trans. Comm. Rev. Bonds (Build America
Bonds), Ser. B, 5.178s, 4/1/30		355,000	352,039

Total municipal bonds and notes (cost $1,902,479)			$1,885,500

SENIOR LOANS (0.1%)* [c]	Principal amount	Value

Harrah’s Operating Co., Inc. bank term loan
FRN Ser. B2, 3.288s, 2015	$104,084	$94,066

Intelsat Corp. bank term loan FRN Ser. B2-A,
2.79s, 2014	33,241	33,241

Intelsat Corp. bank term loan FRN Ser. B2-B,
2.79s, 2014	33,231	33,231

Intelsat Corp. bank term loan FRN Ser. B2-C,
2.79s, 2014	33,231	33,231

National Bedding Co. bank term loan FRN
2.319s, 2013	44,826	44,378

Polypore, Inc. bank term loan FRN Ser. B,
2.26s, 2014	122,572	120,733

SunGard Data Systems, Inc. bank term loan FRN
2.013s, 2014	2,824	2,749

SunGard Data Systems, Inc. bank term loan FRN
Ser. B, 3.91s, 2016	58,505	57,939

Total senior loans (cost $407,616)		$419,568

SHORT-TERM INVESTMENTS (36.9%)*	Principal amount/shares	Value

Putnam Money Market Liquidity Fund 0.15% [e]	92,224,242	$92,224,242

U.S. Treasury Bills, with an effective yield
of 0.24%, August 25, 2011 ##	$3,436,000	3,430,526

U.S. Treasury Bills, for effective yields ranging
from 0.22% to 0.24%, July 28, 2011 # ##	13,713,000	13,692,842

U.S. Treasury Bills, for effective yields ranging
from 0.20% to 0.27%, June 2, 2011 # ##	47,858,000	47,803,538

U.S. Treasury Bills with effective yields ranging
from 0.18% to 0.29%, March 10, 2011 ##	8,008,000	8,006,238

Total short-term investments (cost $165,167,830)		$165,157,386

Total investments (cost $587,190,226)		$610,752,359

Key to holding’s abbreviations

EMTN	Euro Medium Term Notes
FRB	Floating Rate Bonds
FRN	Floating Rate Notes
G.O. Bonds	General Obligation Bonds
IFB	Inverse Floating Rate Bonds
IO	Interest Only
MTN	Medium Term Notes
MTNB	Medium Term Notes Class B
PO	Principal Only
TBA	To Be Announced Commitments

Notes to the fund’s portfolio

Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from January 1, 2010 through December 31, 2010 (the reporting period).

* Percentages indicated are based on net assets of $447,720,205.

† Non-income-producing security.

# These securities, in part or in entirety, were pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.

## These securities, in part or in entirety, were pledged and segregated with the custodian for collateral on certain derivatives contracts at the close of the reporting period.

c Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown (Notes 1 and 7).

Putnam VT Income Fund 13

e See Note 6 to the financial statements regarding investments in Putnam Money Market Liquidity Fund. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

F Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) based on the securities’ valuation inputs. (Note 1).

R Real Estate Investment Trust.

At the close of the reporting period, the fund maintained liquid assets totaling $350,706,358 to cover certain derivatives contracts.

Debt obligations are considered secured unless otherwise indicated.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Note 1 to the financial statements regarding TBAs.

The rates shown on FRB and FRN are the current interest rates at the close of the reporting period.

The dates shown on debt obligations are the original maturity dates.

IFB are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The interest rates shown are the current interest rates at the close of the reporting period.

FUTURES CONTRACTS				Unrealized
OUTSTANDING	Number of		Expiration	appreciation/
at 12/31/10	contracts	Value	date	(depreciation)

U.S. Treasury Bond 20 yr
(Short)	210	$25,646,250	Mar-11	$(182,969)

U.S. Treasury Bond 30 yr
(Long)	1,319	167,636,656	Mar-11	(3,190,185)

U.S. Treasury Bond 30 yr
(Short)	1	127,094	Mar-11	1,623

U.S. Treasury Note 2 yr
(Short)	6	1,313,438	Mar-11	1,114

U.S. Treasury Note 5 yr
(Long)	27	3,178,406	Mar-11	(68,184)

U.S. Treasury Note 5 yr
(Short)	54	6,356,813	Mar-11	18,460

U.S. Treasury Note 10 yr
(Long)	240	28,905,000	Mar-11	(144,996)

Total				$(3,565,137)

WRITTEN OPTIONS OUTSTANDING
at 12/31/10 (premiums received	Contract	Expiration date/
$42,565,527)	amount	strike price	Value

Option on an interest rate swap with
Citibank, N.A. for the obligation to pay
a fixed rate of 4.49% versus the three
month USD-LIBOR-BBA maturing
August 17, 2021.	$26,524,000	Aug-11/4.49	$2,095,396

Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the obligation to pay a fixed rate
of 4.525% versus the three month
USD-LIBOR-BBA maturing
July 26, 2021.	25,489,000	Jul-11/4.525	2,111,704

Option on an interest rate swap with
Bank of America, N.A. for the obligation
to receive a fixed rate of 4.475% versus
the three month USD-LIBOR-BBA
maturing August 19, 2021.	16,061,000	Aug-11/4.475	188,074

WRITTEN OPTIONS OUTSTANDING
at 12/31/10 (premiums received	Contract	Expiration date/
$42,565,527) cont.	amount	strike price	Value

Option on an interest rate swap with
Bank of America, N.A. for the obligation
to pay a fixed rate of 4.475% versus the
three month USD-LIBOR-BBA
maturing August 19, 2021.	$16,061,000	Aug-11/4.475	$1,258,540

Option on an interest rate swap with
Bank of America, N.A. for the obligation
to receive a fixed rate of 4.55% versus
the three month USD-LIBOR-BBA
maturing August 17, 2021.	13,262,000	Aug-11/4.55	138,323

Option on an interest rate swap with
Citibank, N.A. for the obligation to
receive a fixed rate of 4.49% versus the
three month USD-LIBOR-BBA
maturing August 17, 2021.	26,524,000	Aug-11/4.49	291,764

Option on an interest rate swap with
Bank of America, N.A. for the obligation
to pay a fixed rate of 4.55% versus the
three month USD-LIBOR-BBA
maturing August 17, 2021.	13,262,000	Aug-11/4.55	1,110,560

Option on an interest rate swap with
Bank of America, N.A. for the obligation
to receive a fixed rate of 4.70% versus
the three month USD-LIBOR-BBA
maturing August 8, 2021.	17,810,000	Aug-11/4.7	139,987

Option on an interest rate swap with
Bank of America, N.A. for the obligation
to pay a fixed rate of 4.70% versus the
three month USD-LIBOR-BBA
maturing August 8, 2021.	17,810,000	Aug-11/4.7	1,693,731

Option on an interest rate swap with
JPMorgan Chase Bank, N.A. for the
obligation to receive a fixed rate
of 4.745% versus the three month
USD-LIBOR-BBA maturing
July 27, 2021.	38,233,500	Jul-11/4.745	248,962

Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the obligation to pay a fixed rate
of 4.745% versus the three month
USD-LIBOR-BBA maturing
July 27, 2021.	38,233,500	Jul-11/4.745	3,790,777

Option on an interest rate swap with
Citibank, N.A. for the obligation to
receive a fixed rate of 4.5475% versus
the three month USD-LIBOR-BBA
maturing July 26, 2021.	11,952,000	Jul-11/4.5475	95,616

Option on an interest rate swap with
Citibank, N.A. for the obligation to
receive a fixed rate of 4.52% versus the
three month USD-LIBOR-BBA
maturing July 26, 2021.	23,904,000	Jul-11/4.52	215,136

Option on an interest rate swap with
JPMorgan Chase Bank, N.A. for the
obligation to receive a fixed rate
of 4.525% versus the three month
USD-LIBOR-BBA
maturing July 26, 2021.	25,489,000	Jul-11/4.525	227,822

Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the obligation to receive a fixed
rate of 4.46% versus the three
month USD-LIBOR-BBA maturing
July 26, 2021.	25,489,000	Jul-11/4.46	250,854

14 Putnam VT Income Fund

WRITTEN OPTIONS OUTSTANDING
at 12/31/10 (premiums received	Contract	Expiration date/
$42,565,527) cont.	amount	strike price	Value

Option on an interest rate swap with
Citibank, N.A. for the obligation to pay
a fixed rate of 4.5475% versus the three
month USD-LIBOR-BBA maturing
July 26, 2021.	$11,952,000	Jul-11/4.5475	$1,015,800

Option on an interest rate swap with
Citibank, N.A. for the obligation to pay
a fixed rate of 4.52% versus the three
month USD-LIBOR-BBA maturing
July 26, 2021.	23,904,000	Jul-11/4.52	1,983,793

Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the obligation to pay a fixed rate
of 4.46% versus the three month
USD-LIBOR-BBA maturing
July 26, 2021.	25,489,000	Jul-11/4.46	1,992,806

Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the obligation to receive a fixed
rate of 4.375% versus the three
month USD-LIBOR-BBA maturing
August 10, 2045.	9,187,600	Aug-15/4.375	1,346,627

Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the obligation to receive a fixed
rate of 4.80% versus the three
month USD-LIBOR-BBA maturing
January 17, 2022.	37,603,200	Jan-12/4.8	594,791

Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the obligation to pay a fixed
rate of 4.80% versus the three
month USD-LIBOR-BBA maturing
January 17, 2022.	37,603,200	Jan-12/4.8	3,451,878

Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the obligation to pay a fixed
rate of 4.375% versus the three
month USD-LIBOR-BBA maturing
August 10, 2045.	9,187,600	Aug-15/4.375	799,321

Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the obligation to pay a fixed
rate of 4.46% versus the three
month USD-LIBOR-BBA maturing
August 07, 2045.	9,187,600	Aug-15/4.46	847,372

Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the obligation to receive a fixed
rate of 4.46% versus the three
month USD-LIBOR-BBA maturing
August 07, 2045.	9,187,600	Aug-15/4.46	1,282,681

Option on an interest rate swap with
Bank of America, N.A. for the obligation
to receive a fixed rate of 4.72% versus
the three month USD-LIBOR-BBA
maturing January 19, 2022.	22,561,920	Jan-12/4.72	398,218

Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the obligation to pay a fixed
rate of 3.565% versus the three
month USD-LIBOR-BBA maturing
January 25, 2041.	18,061,600	Jan-11/3.565	5,960

WRITTEN OPTIONS OUTSTANDING
at 12/31/10 (premiums received	Contract	Expiration date/
$42,565,527) cont.	amount	strike price	Value

Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the obligation to receive a fixed
rate of 3.565% versus the three
month USD-LIBOR-BBA maturing
January 25, 2041.	$18,061,600	Jan-11/3.565	$1,803,631

Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the obligation to pay a fixed
rate of 4.04% versus the three
month USD-LIBOR-BBA maturing
September 11, 2025.	10,050,600	Sep-15/4.04	386,848

Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the obligation to receive a fixed
rate of 4.04% versus the three
month USD-LIBOR-BBA maturing
September 11, 2025.	10,050,600	Sep-15/4.04	1,047,574

Option on an interest rate swap with
Barclays Bank PLC for the obligation to
receive a fixed rate of 5.36% versus the
three month USD-LIBOR-BBA maturing
February 13, 2025.	4,173,720	Feb-15/5.36	215,781

Option on an interest rate swap with
Barclays Bank PLC for the obligation
to pay a fixed rate of 5.36% versus the
three month USD-LIBOR-BBA maturing
February 13, 2025.	4,173,720	Feb-15/5.36	362,404

Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the obligation to receive a fixed
rate of 5.27% versus the three
month USD-LIBOR-BBA maturing
February 12, 2025.	11,318,460	Feb-15/5.27	617,467

Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the obligation to pay a fixed
rate of 5.27% versus the three
month USD-LIBOR-BBA maturing
February 12, 2025.	11,318,460	Feb-15/5.27	936,829

Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the obligation to pay a fixed
rate of 5.51% versus the three
month USD-LIBOR-BBA maturing
May 14, 2022.	9,347,000	May-12/5.51	1,246,239

Option on an interest rate swap with
Bank of America, N.A. for the obligation
to pay a fixed rate of 4.72% versus the
three month USD-LIBOR-BBA maturing
January 19, 2022.	22,561,920	Jan-12/4.72	1,955,216

Option on an interest rate swap with
Barclays Bank PLC for the obligation to
receive a fixed rate of 4.7375% versus
the three month USD-LIBOR-BBA
maturing March 9, 2021.	15,158,100	Mar-11/4.7375	6,821

Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the obligation to receive a fixed
rate of 4.665% versus the three
month USD-LIBOR-BBA maturing
March 8, 2021.	15,158,100	Mar-11/4.665	7,579

Putnam VT Income Fund 15

WRITTEN OPTIONS OUTSTANDING
at 12/31/10 (premiums received	Contract	Expiration date/
$42,565,527) cont.	amount	strike price	Value

Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the obligation to receive a fixed
rate of 5.51% versus the three
month USD-LIBOR-BBA maturing
May 14, 2022.	$9,347,000	May-12/5.51	$111,973

Total			$36,274,855

TBA SALE COMMITMENTS OUTSTANDING
at 12/31/10 (proceeds receivable	Principal	Settlement
$8,900,859)	amount	date	Value

FNMA, 4s, TBA, January 1, 2041	$9,000,000	1/13/11	$8,952,890

Total			$8,952,890

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 12/31/10

			Upfront				Unrealized
Swap	Notional		premium	Termination	Payments made by	Payments received by	appreciation/
counterparty	amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

Bank of America, N.A.
	$95,655,400		$57,230	7/23/15	1.90%	3 month USD-LIBOR-BBA	$(323,867)

	57,324,400		(52,503)	7/23/20	3 month USD-LIBOR-BBA	2.96%	(1,056,466)

Barclays Bank PLC
	9,398,000	E	—	3/9/21	4.2375%	3 month USD-LIBOR-BBA	(623,651)

	28,223,400		(811,423)	11/10/20	3 month USD-LIBOR-BBA	3.74%	250,786

	76,327,000		182,598	10/25/16	3 month USD-LIBOR-BBA	1.65%	(3,086,475)

	12,332,900		(139,254)	10/28/30	3.38%	3 month USD-LIBOR-BBA	882,845

	26,728,500		(25,642)	11/3/15	3 month USD-LIBOR-BBA	1.43%	(819,338)

	15,436,500		(44,389)	11/3/20	3 month USD-LIBOR-BBA	2.69%	(875,409)

	5,710,000		—	8/27/40	3.21625%	3 month USD-LIBOR-BBA	837,768

	6,864,000		—	9/1/40	3 month USD-LIBOR-BBA	3.35%	(845,907)

	19,862,053		—	11/8/25	3.2175%	3 month USD-LIBOR-BBA	1,362,965

	33,417,959		—	11/8/15	3 month USD-LIBOR-BBA	1.315%	(1,196,446)

	864,304		—	11/8/25	3.215%	3 month USD-LIBOR-BBA	59,564

	984,212		—	11/8/15	3 month USD-LIBOR-BBA	1.30%	(35,948)

	23,434,700		—	11/23/15	1.7575%	3 month USD-LIBOR-BBA	373,618

	14,784,200		—	12/10/40	4.1025%	3 month USD-LIBOR-BBA	2,980

Citibank, N.A.
	23,565,600		(7,456)	6/28/19	3 month USD-LIBOR-BBA	3.04%	(181,284)

	9,244,000		—	8/9/20	3 month USD-LIBOR-BBA	2.89875%	(230,606)

	2,529,700		—	9/24/20	3 month USD-LIBOR-BBA	2.5875%	(145,851)

	128,525,200		35,220	12/10/12	3 month USD-LIBOR-BBA	0.81%	193,533

	9,200,000		—	12/14/20	3.3975%	3 month USD-LIBOR-BBA	(31,865)

	111,158,300		(30,098)	6/28/14	1.81%	3 month USD-LIBOR-BBA	(1,204,521)

Credit Suisse International
	144,355,700		(815,987)	2/22/40	4.58%	3 month USD-LIBOR-BBA	(14,868,793)

	221,097,700		5,281	3/19/11	3 month USD-LIBOR-BBA	0.5%	388,117

	10,212,200		—	12/8/20	3 month USD-LIBOR-BBA	3.08125%	(240,535)

	17,900,000		—	12/17/40	4.334%	3 month USD-LIBOR-BBA	(714,920)

	56,067,100		—	12/21/15	3 month USD-LIBOR-BBA	2.1475%	(5,398)

	8,000,000		—	8/4/20	2.92%	3 month USD-LIBOR-BBA	179,579

	39,500,000		—	9/27/20	2.53875%	3 month USD-LIBOR-BBA	2,461,888

	10,362,300		—	10/5/20	3 month USD-LIBOR-BBA	2.61125%	(596,065)

	38,045,900		(10,459)	11/3/12	0.50%	3 month USD-LIBOR-BBA	133,734

	6,634,400		—	11/17/40	3.95%	3 month USD-LIBOR-BBA	163,788

	7,400,000		—	12/1/20	3 month USD-LIBOR-BBA	2.9725%	(238,707)

	17,419,700		(53,107)	7/8/40	3 month USD-LIBOR-BBA	3.76%	(828,721)

Deutsche Bank AG
	81,100,000		(33,109)	2/3/11	3 month USD-LIBOR-BBA	0.55%	129,625

	103,681,600		(2,941)	11/3/12	0.50%	3 month USD-LIBOR-BBA	386,002

	31,529,000		—	11/5/20	3 month USD-LIBOR-BBA	2.6675%	(1,766,674)

	59,348,400		—	11/5/15	1.3855%	3 month USD-LIBOR-BBA	1,901,375

	18,371,958		—	11/8/15	3 month USD-LIBOR-BBA	1.313%	(659,469)

	10,897,014		—	11/8/25	3.224%	3 month USD-LIBOR-BBA	739,275

	175,901,600		412,067	7/27/20	3 month USD-LIBOR-BBA	2.94%	(3,064,126)

16 Putnam VT Income Fund

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 12/31/10 cont.

			Upfront				Unrealized
Swap	Notional		premium	Termination	Payments made by	Payments received by	appreciation/
counterparty	amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

Deutsche Bank AG cont.
	$58,349,000		$10,287	12/31/14	1.91%	3 month USD-LIBOR-BBA	$(385,590)

	2,764,000		628	12/31/20	3 month USD-LIBOR-BBA	3.55%	42,808

	7,000,000		—	12/31/20	3 month USD-LIBOR-BBA	3.422%	28,327

	9,200,000		—	12/31/40	3 month USD-LIBOR-BBA	4.1342%	36,583

	11,854,200		—	12/3/15	1.905%	3 month USD-LIBOR-BBA	117,508

Goldman Sachs International
	18,787,000		—	7/20/40	3 month USD-LIBOR-BBA	3.7275%	(968,581)

	105,994,400		(64,155)	10/1/14	1.14%	3 month USD-LIBOR-BBA	1,593,715

	65,796,700		(15,068)	5/12/13	3 month USD-LIBOR-BBA	1.64%	1,165,688

	28,549,500		—	8/12/15	3 month USD-LIBOR-BBA	1.665%	(267,736)

	8,090,400		—	8/12/40	3.68%	3 month USD-LIBOR-BBA	504,419

JPMorgan Chase Bank, N.A.
	256,841,800		(199,865)	2/26/11	3 month USD-LIBOR-BBA	0.56%	331,013

	12,798,700		—	12/10/15	3 month USD-LIBOR-BBA	2.06625%	(36,852)

	25,418,200	E	—	2/9/21	3.56%	3 month USD-LIBOR-BBA	(277,313)

	6,596,000		—	12/20/40	4.355%	3 month USD-LIBOR-BBA	(285,669)

	9,398,000	E	—	3/8/21	4.165%	3 month USD-LIBOR-BBA	(565,666)

	5,263,700		(123,171)	9/20/20	3 month USD-LIBOR-BBA	3.995%	229,587

	3,509,200		(81,764)	9/20/20	3 month USD-LIBOR-BBA	3.965%	144,133

	21,583,100		986,348	10/14/20	4.02%	3 month USD-LIBOR-BBA	(428,511)

	3,200,000		—	12/23/40	3 month USD-LIBOR-BBA	4.141%	16,686

	2,800,000		—	12/31/20	3 month USD-LIBOR-BBA	3.3925%	4,104

	18,787,000		—	7/20/40	3 month USD-LIBOR-BBA	3.7225%	(985,534)

	1,750,600		—	7/22/40	3.75%	3 month USD-LIBOR-BBA	83,532

	14,000,000		—	8/5/20	2.866%	3 month USD-LIBOR-BBA	382,893

	23,038,800		—	9/7/14	3 month USD-LIBOR-BBA	1.3375%	(121,767)

	6,972,000		—	10/25/40	3 month USD-LIBOR-BBA	3.5275%	(679,057)

	74,485,700		—	11/5/15	3 month USD-LIBOR-BBA	1.42%	(2,262,417)

	18,777,435		—	11/8/25	3.2225%	3 month USD-LIBOR-BBA	1,277,320

	31,630,539		—	11/8/15	3 month USD-LIBOR-BBA	1.31%	(1,140,276)

	14,822,700		—	11/12/40	3.775%	3 month USD-LIBOR-BBA	818,043

	31,349,200		—	11/12/15	3 month USD-LIBOR-BBA	1.435%	(951,558)

	2,615,600		—	11/12/40	3.90%	3 month USD-LIBOR-BBA	86,389

	20,000,000		—	9/24/17	3 month USD-LIBOR-BBA	2.055%	(760,204)

	22,224,300		—	10/5/12	0.62125%	3 month USD-LIBOR-BBA	6,808

	230,929,900		—	11/12/12	0.665%	3 month USD-LIBOR-BBA	152,776

	67,246,500		—	11/12/15	3 month USD-LIBOR-BBA	1.5575%	(1,644,633)

	2,613,600		—	11/23/40	3 month USD-LIBOR-BBA	3.9525%	(64,964)

	6,800,000		—	12/1/20	2.9825%	3 month USD-LIBOR-BBA	213,380

	40,098,900		—	12/3/12	0.8025%	3 month USD-LIBOR-BBA	(53,722)

	24,343,400		—	12/6/12	0.805%	3 month USD-LIBOR-BBA	(31,157)

	91,120,500		181,550	7/16/15	2.14%	3 month USD-LIBOR-BBA	(1,304,272)

	5,757,200		(203,805)	10/20/40	3 month USD-LIBOR-BBA	3.7575%	(526,528)

UBS, AG
	9,755,200		—	12/9/40	4.1075%	3 month USD-LIBOR-BBA	(7,676)

Total							$(29,707,571)

E See Note 1 to the financial statements regarding extended effective dates.

Putnam VT Income Fund 17

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 12/31/10

			Fixed payments	Total return	Unrealized
Swap	Notional	Termination	received (paid) by	received by	appreciation/
counterparty	amount	date	fund per annum	or paid by fund	(depreciation)

Barclays Bank PLC
	$2,572,570	1/12/39	5.50% (1 month USD-LIBOR)	Synthetic TRS Index 5.50%	$13,030
				30 year Fannie Mae pools

	13,729,063	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic TRS Index 6.50%	(89,637)
				30 year Fannie Mae pools

	9,129,700	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic TRS Index 6.50%	(59,608)
				30 year Fannie Mae pools

	3,212,050	1/12/39	5.50% (1 month USD-LIBOR)	Synthetic TRS Index 5.50%	16,269
				30 year Fannie Mae pools

	2,738,754	1/12/39	5.50% (1 month USD-LIBOR)	Synthetic TRS Index 5.50%	13,872
				30 year Fannie Mae pools

	2,897,670	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic TRS Index 6.50%	(18,919)
				30 year Fannie Mae pools

	6,793,896	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic TRS Index 6.50%	(44,357)
				30 year Fannie Mae pools

	6,370,558	1/12/39	5.50% (1 month USD-LIBOR)	Synthetic TRS Index 5.50%	32,268
				30 year Fannie Mae pools

	6,370,558	1/12/39	5.50% (1 month USD-LIBOR)	Synthetic TRS Index 5.50%	32,268
				30 year Fannie Mae pools

	6,793,896	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic TRS Index 6.50%	(44,357)
				30 year Fannie Mae pools

	505,119	1/12/39	5.50% (1 month USD-LIBOR)	Synthetic TRS Index 5.50%	2,558
				30 year Fannie Mae pools

Goldman Sachs International
	7,075,704	1/12/39	5.50% (1 month USD-LIBOR)	Synthetic TRS Index 5.50%	35,839
				30 year Fannie Mae pools

	8,616,821	1/12/39	5.50% (1 month USD-LIBOR)	Synthetic TRS Index 5.50%	43,646
				30 year Fannie Mae pools

Total					$(67,128)

CREDIT DEFAULT CONTRACTS OUTSTANDING at 12/31/10

					Fixed payments	Unrealized
Swap counterparty /		Upfront premium	Notional	Termination	received (paid) by	appreciation/
Referenced debt*	Rating***	received (paid)**	amount	date	fund per annum	(depreciation)

Credit Suisse International
DJ CMB NA CMBX AJ Index	—	$(433,724)	$1,349,000	2/17/51	(96 bp)	$(71,307)

General Electric Capital Corp., 5 5/8%, 9/15/17	Aa2	—	565,000	12/20/13	530 bp	70,889

Deutsche Bank AG
General Electric Capital Corp., 6%, 6/15/12	Aa2	—	910,000	9/20/13	109 bp	2,260

Total						$1,842

* Payments related to the referenced debt are made upon a credit default event.

**Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody’s, Standard & Poor’s or Fitch ratings are believed to be the most recent ratings available at December 31, 2010. Securities rated by Putnam are indicated by “/P.” Securities rated by Fitch are indicated by “/F.”

18 Putnam VT Income Fund

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 — Valuations based on quoted prices for identical securities in active markets.

Level 2 — Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 — Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Asset-backed securities	$—	$27,547,001	$—

Corporate bonds and notes	—	129,772,299	—

Mortgage-backed securities	—	177,971,978	630,603

Municipal bonds and notes	—	1,885,500	—

Purchased options outstanding	—	3,523,685	—

Senior loans	—	419,568	—

U.S. Government and Agency Mortgage Obligations	—	103,844,339	—

Short-term investments	92,224,242	72,933,144	—

Totals by level	$92,224,242	$517,897,514	$630,603

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Futures contracts	$(3,565,137)	$—	$—

Written options	—	(36,274,855)	—

TBA sale commitments	—	(8,952,890)	—

Interest rate swap contracts	—	(28,864,584)	—

Total return swap contracts	—	(67,128)	—

Credit default contracts	—	435,566	—

Totals by level	$(3,565,137)	$(73,723,891)	$—

At the start and/or close of the reporting period, Level 3 investments in securities and other financial instruments were not considered a significant portion of the fund’s portfolio.

The accompanying notes are an integral part of these financial statements.

Putnam VT Income Fund 19

Statement of assets and liabilities
12/31/10

Assets

Investment in securities, at value,(Note 1):

Unaffiliated issuers (identified cost $494,965,984)	$518,528,117

Affiliated issuers (identified cost $92,224,242) (Note 6)	92,224,242

Cash	198,561

Interest and other receivables	4,079,269

Receivable for shares of the fund sold	4,298

Receivable for investments sold	1,380

Receivable for sales of delayed delivery securities (Note 1)	8,912,859

Unrealized appreciation on swap contracts (Note 1)	17,946,053

Receivable for variation margin (Note 1)	2,168,968

Premium paid on swap contracts (Note 1)	3,147,920

Total assets	647,211,667

Liabilities

Payable for investments purchased	185,018

Payable for purchases of delayed delivery securities (Note 1)	103,792,417

Payable for shares of the fund repurchased	255,504

Payable for compensation of Manager (Note 2)	151,681

Payable for investor servicing fees (Note 2)	37,504

Payable for custodian fees (Note 2)	17,920

Payable for Trustee compensation and expenses (Note 2)	153,098

Payable for administrative services (Note 2)	2,014

Payable for distribution fees (Note 2)	39,231

Written options outstanding, at value (premiums received
$42,565,527) (Notes 1 and 3)	36,274,855

Premium received on swap contracts (Note 1)	1,871,209

Unrealized depreciation on swap contracts (Note 1)	47,718,910

TBA sale commitments, at value (proceeds receivable $8,900,859)
(Note 1)	8,952,890

Other accrued expenses	39,211

Total liabilities	199,491,462

Net assets	$447,720,205

Represented by

Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$475,157,529

Undistributed net investment income (Note 1)	36,605,288

Accumulated net realized loss on investments (Note 1)	(60,505,392)

Net unrealized depreciation of investments	(3,537,220)

Total — Representing net assets applicable
to capital shares outstanding	$447,720,205

Computation of net asset value Class IA

Net assets	$260,270,376

Number of shares outstanding	21,437,109

Net asset value, offering price and redemption price per share
(net assets divided by number of shares outstanding)	$12.14

Computation of net asset value Class IB

Net assets	$187,449,829

Number of shares outstanding	15,581,560

Net asset value, offering price and redemption price per share
(net assets divided by number of shares outstanding)	$12.03

Statement of operations
Year ended 12/31/10

INVESTMENT INCOME

Interest (including interest income of $135,186 from investments
in affiliated issuers) (Note 6)	$35,331,074

Total investment income	35,331,074

Expenses

Compensation of Manager (Note 2)	1,869,803

Investor servicing fees (Note 2)	464,609

Custodian fees (Note 2)	45,721

Trustee compensation and expenses (Note 2)	42,740

Administrative services (Note 2)	20,681

Distribution fees — Class IB (Note 2)	482,000

Other	287,708

Total expenses	3,213,262

Expense reduction (Note 2)	(1,171)

Interest expense (Note 2)	(1,042,967)

Net expenses	2,169,124

Net investment income	33,161,950

Net realized gain on investments (Notes 1 and 3)	21,870,347

Net realized loss on swap contracts (Note 1)	(8,271,579)

Net realized gain on futures contracts (Note 1)	16,766,109

Net realized gain on written options (Notes 1 and 3)	9,258,307

Net unrealized depreciation of investments, futures contracts, swap contracts, written options, TBA sale commitments and receivable
purchase agreement during the year	(27,885,381)

Net gain on investments	11,737,803

Net increase in net assets resulting from operations	$44,899,753

Statement of changes in net assets

	Year ended	Year ended
	12/31/10	12/31/09

Increase (decrease) in net assets

Operations:

Net investment income	$33,161,950	$31,429,335

Net realized gain on investments	39,623,184	22,588,032

Net unrealized appreciation (depreciation)
of investments	(27,885,381)	107,634,037

Net increase in net assets resulting
from operations	44,899,753	161,651,404

Distributions to shareholders (Note 1):

From ordinary income

Net investment income

Class IA	(30,368,148)	(14,788,211)

Class IB	(21,643,820)	(10,530,791)

Decrease from capital share transactions
(Note 4)	(14,823,638)	(50,206,152)

Total increase (decrease) in net assets	(21,935,853)	86,126,250

Net assets:

Beginning of year	469,656,058	383,529,808

End of year (including undistributed net
investment income of $36,605,288 and
$43,898,007, respectively)	$447,720,205	$469,656,058

The accompanying notes are an integral part of these financial statements.

20 Putnam VT Income Fund

Financial highlights (For a common share outstanding throughout the period)

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:					RATIOS AND SUPPLEMENTAL DATA:

Period ended	Net asset value, beginning of period	Net investment income (loss)[a]	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	Total distributions	Non-recurring reimbursements	Net asset value, end of period	Total return at net asset value (%)[b,c]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%)[c,d]	Ratio of expenses to average net assets, excluding interest expense (%)[c,d]	Ratio of net investment income (loss) to average net assets (%)	Portfolio turnover (%)[e]

Class IA

12/31/10	$12.39	.88	.30	1.18	(1.43)	(1.43)	—	$12.14	10.22	$260,270	.59[f]	.59[f]	7.25	88.25

12/31/09	9.02	.79	3.23	4.02	(.65)	(.65)	—	12.39	47.22	270,438	1.16[g,h]	.58[g]	7.52[g]	277.76

12/31/08	12.68	.57	(3.39)	(2.82)	(.84)	(.84)	—[i,j]	9.02	(23.78)	221,192	.58[g]	.58[g]	4.97[g]	208.37

12/31/07	12.70	.65	.02	.67	(.69)	(.69)	—	12.68	5.45	379,470	.57[g]	.57[g]	5.25[g]	228.92

12/31/06	12.69	.54	.04	.58	(.57)	(.57)	—	12.70	4.83	437,298	.57[g]	.57[g]	4.39[g]	201.13

Class IB

12/31/10	$12.30	.84	.30	1.14	(1.41)	(1.41)	—	$12.03	9.87	$187,450	.84[f]	.84[f]	7.02	88.25

12/31/09	8.96	.76	3.19	3.95	(.61)	(.61)	—	12.30	46.65	199,218	1.41[g,h]	.83[g]	7.27[g]	277.76

12/31/08	12.59	.54	(3.36)	(2.82)	(.81)	(.81)	—[i,j]	8.96	(23.93)	162,338	.83[g]	.83[g]	4.75[g]	208.37

12/31/07	12.61	.62	.02	.64	(.66)	(.66)	—	12.59	5.22	285,881	.82[g]	.82[g]	5.00[g]	228.92

12/31/06	12.61	.50	.04	.54	(.54)	(.54)	—	12.61	4.52	300,246	.82[g]	.82[g]	4.09[g]	201.13

a Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

b Total return assumes dividend reinvestment.

c The charges and expenses at the insurance company separate account level are not reflected.

d Includes amounts paid through expense offset arrangements (Note 2).

e Portfolio turnover excludes dollar roll transactions.

f Excludes the impact of a current period reduction to interest expense related to the resolution of certain terminated derivatives contracts, which amounted to 0.23% of average net assets for the period ended December 31, 2010 (Note 2).

g Reflects an involuntary contractual expense limitation in effect during the period. For periods prior to December 31, 2009, certain fund expenses were waived in connection with the fund’s investment in Putnam Prime Money Market Fund. As a result of such limitation and/or waivers, the expenses of each class reflect a reduction of the following amounts:

Percentage of average net assets

12/31/09	0.21%

12/31/08	0.17

12/31/07	0.14

12/31/06	0.16

h Includes interest accrued in connection with certain terminated derivatives contracts, which amounted to 0.58% of average net assets for the period ended December 31, 2009 (Note 2).

i Amount represents less than $0.01 per share.

j Reflects a non-recurring reimbursal from Putnam Management related to restitution payments in connection with a distribution plan approved by the Securities and Exchange Commission (the SEC) which amounted to less than $0.01 per share base on the weighted average number of shares outstanding for the year ended December 31, 2008.

The accompanying notes are an integral part of these financial statements.

Putnam VT Income Fund 21

Notes to financial statements 12/31/10

Note 1 — Significant accounting policies

Putnam VT Income Fund (the fund) is a diversified series of Putnam Variable Trust (the Trust), a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The fund seeks current income consistent with what Putnam Investment Management, LLC (Putnam Management), the fund’s manager, a wholly-owned subsidiary of Putnam, LLC, believes to be prudent risk by investing in investment-grade and high-yield bonds, and U.S. government securities. The fund may invest a significant portion of their assets in securitized debt instruments, including mortgage-backed and asset-backed investments. The yields and values of these investments are sensitive to changes in interest rates, the rate of principal payments on the underlying assets and the market’s perception of the issuers. The market for these investments may be volatile and limited, which may make them difficult to buy or sell.

The fund offers class IA and class IB shares of beneficial interest. Class IA shares are offered at net asset value and are not subject to a distribution fee. Class IB shares are offered at net asset value and pay an ongoing distribution fee, which is identified in Note 2.

Investment income, realized and unrealized gains and losses and expenses of the fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. If the fund were liquidated, shares of each class would receive their pro-rata share of the net assets of the fund. In addition, the Trustees declare separate dividends on each class of shares.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Unless otherwise noted, the “reporting period” represents the period from January 1, 2010 through December 31, 2010.

A) Security valuation Market quotations are not considered to be readily available for certain debt obligations; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which considers such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security’s fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

B) Joint trading account Pursuant to an exemptive order from the Securities and Exchange Commission (the SEC), the fund may transfer uninvested cash balances, including cash collateral received under security lending arrangements, into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Management. These balances may be invested in issues of short-term investments having maturities of up to 397 days for collateral received under security lending arrangements and up to 90 days for other cash investments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

D) Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis. Interest income is recorded on the accrual basis. All premiums/discounts are amortized/accreted on a yield-to-maturity basis.

Securities purchased or sold on a delayed delivery basis may be settled a month or more after the trade date; interest income is accrued based on the terms of the securities. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

The fund earned certain fees in connection with its senior loan purchasing activities. These fees are treated as market discount and are amortized into income in the Statement of operations.

E) Stripped securities The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.

F) Futures contracts The fund uses futures contracts to hedge interest rate risk and gain exposure to interest rates. The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Futures contracts outstanding at period end, if any, are listed after the fund’s portfolio. Outstanding contracts on futures contracts at the close of the reporting period are indicative of the volume of activity during the period.

22 Putnam VT Income Fund

G) Options contracts The fund uses options contracts to hedge duration, convexity and prepayment risk and gain exposure to interest rates and volatility. The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Written option contracts outstanding at period end, if any, are listed after the fund’s portfolio. The fund had an average contract amount of approximately $258,400,000 on purchased options contracts for the reporting period. See Note 3 for the volume of written options contracts activity for the reporting period. Outstanding contracts on written options contracts at the close of the reporting period are indicative of the volume of activity during the period.

H) Total return swap contracts The fund enters into total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount to hedge sector exposure, manage exposure to specific sectors or industries and gain exposure to specific sectors/industries. To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked to market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities. Total return swap contracts outstanding at period end, if any, are listed after the fund’s portfolio. The fund had an average notional amount of approximately $46,000,000 on total return swap contracts for the reporting period.

I) Interest rate swap contracts The fund enters into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk and gain exposure on interest rates. An interest rate swap can be purchased or sold with an upfront premium. An upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities. Interest rate swap contracts outstanding at period end, if any, are listed after the fund’s portfolio. Outstanding notional on interest rate swap contracts at the close of the reporting period are indicative of the volume of activity during the period.

J) Credit default contracts The fund enters into credit default contracts to hedge market risk and gain exposure on individual names and/or baskets of securities. In a credit default contract, the protection buyer typically makes an up front payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. An upfront payment received by the fund, as the protection seller, is recorded as a liability on the fund’s books. An upfront payment made by the fund, as the protection buyer, is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting credit default contracts which would mitigate its risk of loss. Risks of loss may exceed amounts recognized on the Statement of assets and liabilities. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount of the relevant credit default contract. Credit default contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio. The fund had an average notional amount of approximately $16,600,000 on credit default swap contracts for the reporting period.

K) Master agreements The fund is a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern over-the-counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $2,425,677 at the close of the reporting period. Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty. Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.

At the close of the reporting period, the fund had a net liability position of $63,433,529 on derivative contracts subject to the Master Agreements. Collateral posted by the fund totaled $61,763,001.

L) TBA purchase commitments The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered

Putnam VT Income Fund 23

securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss.

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

M) TBA sale commitments The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.

Unsettled TBA sale commitments are valued at the fair value of the underlying securities, generally according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into. TBA sale commitments outstanding at period end, if any, are listed after the fund’s portfolio.

N) Dollar rolls To enhance returns, the fund may enter into dollar rolls (principally using TBAs) in which the fund sells securities for delivery in the current month and simultaneously contracts to purchase similar securities on a specified future date. During the period between the sale and subsequent purchase, the fund will not be entitled to receive income and principal payments on the securities sold. The fund will, however, retain the difference between the initial sales price and the forward price for the future purchase. The fund will also be able to earn interest on the cash proceeds that are received from the initial sale on settlement date. The fund may be exposed to market or credit risk if the price of the security changes unfavorably or the counterparty fails to perform under the terms of the agreement.

O) Interfund lending Effective July 2010, the fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. This program allows the fund to borrow from or lend to other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the fund did not utilize the program.

P) Line of credit Effective July 2010, the fund participates, along with other Putnam funds, in a $285 million unsecured committed line of credit and a $165 million unsecured uncommitted line of credit, both provided by State Street Bank and Trust Company (State Street). Borrowings may be made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest is charged to the fund based on the fund’s borrowing at a rate equal to the Federal Funds rate plus 1.25% for the committed line of credit and the Federal Funds rate plus 1.30% for the uncommitted line of credit. A closing fee equal to 0.03% of the committed line of credit and $100,000 for the uncommitted line of credit has been paid by the participating funds. In addition, a commitment fee of 0.15% per annum on any unutilized portion of the committed line of credit is allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the fund had no borrowings against these arrangements.

Q) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code. The fund is subject to the provisions of Accounting Standards Codification ASC 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

At December 31, 2010, the fund had a capital loss carryover of $50,992,056 available to the extent allowed by the Code to offset future net capital gain, if any. This capital loss carryover will expire on December 31, 2016.

R) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences include temporary and/or permanent differences of unrealized gains and losses on certain futures contracts, income on swap contracts and interest only securities. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. For the reporting period ended, the fund reclassified $11,557,299 to increase undistributed net investment income and $2 to decrease paid-in-capital, with an increase to accumulated net realized losses of $11,557,297.

The tax basis components of distributable earnings and the federal tax cost as of the close of the reporting period were as follows:

Unrealized appreciation	$20,828,367
Unrealized depreciation	(10,348,786)

Net unrealized appreciation	10,479,581
Undistributed ordinary income	37,097,359
Capital loss carryforward	(50,992,056)

Cost for federal income tax purposes	$600,272,778

S) Expenses of the Trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the Trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

T) Beneficial interest At the close of the reporting period, insurance companies or their separate accounts were record owners of all but a de minimis number of the shares of the fund. Approximately 32.2% of the fund is owned by accounts of one group of insurance companies.

Note 2 — Management fee, administrative services and other transactions

The fund pays Putnam Management a management fee (based on the fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of most open-end funds, as defined in the fund’s management contract, sponsored by Putnam Management. Such annual rates may vary as follows: 0.550% of the first $5 billion, 0.500% of the next $5 billion, 0.450% of the next $10 billion, 0.400% of the next $10 billion, 0.350% of the next $50 billion, 0.330% of the next $50 billion, 0.320% of the next $100 billion and 0.315% of any excess thereafter.

Putnam Management has contractually agreed, through June 30, 2011, to waive fees or reimburse the fund’s expenses to the extent necessary to limit the cumulative expenses of the fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses and payments under the fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the fund’s average net assets over such fiscal year-to-date period. During the reporting period, the fund’s expenses were not reduced as a result of this limit.

Putnam Management had also contractually agreed, through July 31, 2010, to limit the management fee for the fund to an annual rate of 0.45% of the fund’s average net assets. During the reporting period, the fund’s expenses were not reduced as a result of this limit.

Effective April 30, 2010, Putnam Investments Limited (PIL), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Putnam Management from time to time. Putnam Management pays a quarterly sub-management fee to PIL for its services at an annual rate of 0.40% of the average net assets of the portion of the fund managed by PIL.

24 Putnam VT Income Fund

On September 15, 2008, the fund terminated its outstanding derivatives contracts with Lehman Brothers Special Financing, Inc. (LBSF) in connection with the bankruptcy filing of LBSF’s parent company, Lehman Brothers Holdings, Inc. On September 26, 2008, the fund entered into a receivable purchase agreement (Agreement) with another registered investment company (the Seller) managed by Putnam Management. Under the Agreement, the Seller sold to the fund the right to receive, in the aggregate, $843,827 in net payments from LBSF in connection with certain terminated derivatives transactions (the Receivable), in exchange for an initial payment plus (or minus) additional amounts based on the fund’s ultimate realized gain (or loss) with respect to the Receivable. The Receivable offset against the fund’s net payable to LBSF. The fund paid $262,287 (exclusive of initial payment) to the Seller in accordance with the terms of the Agreement and the fund paid $51,761,980, including interest, to LBSF in complete satisfaction of the fund’s obligations under the terminated contracts.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund’s assets are provided by State Street. Custody fees are based on the fund’s asset level, the number of its security holdings and transaction volumes.

Putnam Investor Services, Inc., an affiliate of Putnam Management, provides investor servicing agent functions to the fund. Putnam Investor Services, Inc. was paid a monthly fee for investor servicing at an annual rate of 0.10% of the fund’s average net assets. The amounts incurred for investor servicing agent functions during the reporting period are included in Investor servicing fees in the Statement of operations.

The fund has entered into expense offset arrangements with Putnam Investor Services, Inc. and State Street whereby Putnam Investor Services, Inc.’s and State Street’s fees are reduced by credits allowed on cash balances. For the reporting period, the fund’s expenses were reduced by $1,171 under the expense offset arrangements.

Each independent Trustee of the fund receives an annual Trustee fee, of which $319, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees also are reimbursed for expenses they incur relating to their services as Trustees.

The fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

The fund has adopted a distribution plan (the Plan) with respect to its class IB shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plan is to compensate Putnam Retail Management Limited Partnership, a wholly-owned subsidiary of Putnam Investments, LLC and Putnam Retail Management GP, Inc., for services provided and expenses incurred in distributing shares of the fund. The Plan provides for payment by the fund to Putnam Retail Management Limited Partnership at an annual rate of up to 0.35% of the average net assets attributable to the fund’s class IB shares. The Trustees have approved payment by the fund at an annual rate of 0.25% of the average net assets attributable to the fund’s class IB shares.

Note 3 — Purchases and sales of securities

During the reporting period, cost of purchases and proceeds from sales of investment securities other than U.S. government securities and short-term investments aggregated $336,760,235 and $430,853,582, respectively. Purchases and proceeds from sales of long-term U.S. government securities aggregated $995,938 and $995,313, respectively.

Written option transactions during the reporting period are summarized as follows:

	Contract amounts	Premiums received

Written options outstanding at
beginning of the reporting period	$735,377,200	$40,703,233

Options opened	327,484,400	18,441,621

Options exercised	(141,538,500)	(6,589,236)

Options expired	(197,124,500)	(8,632,021)

Options closed	(33,450,000)	(1,358,070)

Written options outstanding at
end of the reporting period	$690,748,600	$42,565,527

Note 4 — Capital shares

At the close of the reporting period, there was an unlimited number of shares of beneficial interest authorized. Subscriptions and redemptions are presented at the omnibus level. Transactions in capital shares were as follows:

		Class IA shares				Class IB shares
	Year ended 12/31/10		Year ended 12/31/09		Year ended 12/31/10		Year ended 12/31/09

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	607,273	$7,381,132	367,308	$3,888,542	972,063	$11,598,299	529,692	$5,666,354

Shares issued in connection with
reinvestment of distributions	2,645,309	30,368,148	1,635,864	14,788,211	1,900,248	21,643,820	1,171,389	10,530,791

	3,252,582	37,749,280	2,003,172	18,676,753	2,872,311	33,242,119	1,701,081	16,197,145

Shares repurchased	(3,637,051)	(43,980,509)	(4,708,262)	(48,291,170)	(3,493,148)	(41,834,528)	(3,625,389)	(36,788,880)

Net decrease	(384,469)	$(6,231,229)	(2,705,090)	$(29,614,417)	(620,837)	$(8,592,409)	(1,924,308)	$(20,591,735)

Putnam VT Income Fund 25

Note 5 — Summary of derivative activity

The following is a summary of the market values of derivative instruments as of the close of the reporting period:

Market values of derivative instruments as of the close of the reporting period

	Asset derivatives		Liability derivatives

Derivatives not accounted
for as hedging instruments	Statement of assets and		Statement of assets and
under ASC 815	liabilities location	Market value	liabilities location	Market value

Credit contracts	Receivables	$435,566	Payables	$0

Interest rate contracts	Investments, Receivables, Net assets —		Payables, Net assets — Unrealized
	Unrealized appreciation/(depreciation)	22,857,866*	appreciation/(depreciation)	88,105,885*

Total		$23,293,432		$88,105,885

*Includes cumulative appreciation/depreciation of futures contracts as reported in the fund’s portfolio. Only current day’s variation margin is reported within the Statement of assets and liabilities.

The following is a summary of realized and change in unrealized gains or losses of derivative instruments on the Statement of operations for the reporting period (see Note 1):

Amount of realized gain or (loss) on derivatives recognized in net gain or (loss) on investments

Derivatives not accounted
for as hedging instruments
under ASC 815	Options	Futures	Swaps	Total

Credit contracts	$—	$—	$(4,481,699)	$(4,481,699)

Interest rate contracts	4,058,234	16,766,109	(3,789,880)	$17,034,463

Total	$4,058,234	$16,766,109	$(8,271,579)	$12,552,764

Change in unrealized appreciation or (depreciation) on derivatives recognized in net gain or (loss) on investments

Derivatives not accounted
for as hedging instruments
under ASC 815	Options	Futures	Swaps	Total

Credit contracts	$—	$—	$3,346,758	$3,346,758

Interest rate contracts	1,203,565	3,121,693	(38,210,229)	(33,884,971)

Total	$1,203,565	$3,121,693	$(34,863,471)	$(30,538,213)

Note 6 — Investment in Putnam Money Market Liquidity Fund

The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Management. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income in the Statement of operations and totaled $135,186 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $423,778,740 and $401,985,388, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management.

Note 7 — Senior loan commitments

Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.

Note 8 — Regulatory matters and litigation

In late 2003 and 2004, Putnam Management settled charges brought by the SEC and the Massachusetts Securities Division in connection with excessive short-term trading in Putnam funds. Distribution of payments from Putnam Management to certain open-end Putnam funds and their shareholders is expected to be completed in the next several months. These allegations and related matters have served as the general basis for certain lawsuits, including purported class action lawsuits against Putnam Management and, in a limited number of cases, some Putnam funds. Putnam Management believes that these lawsuits will have no material adverse effect on the funds or on Putnam Management’s ability to provide investment management services. In addition, Putnam Management has agreed to bear any costs incurred by the Putnam funds as a result of these matters.

Note 9 — Market and credit risk

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default.

26 Putnam VT Income Fund

About the Trustees

Name
Year of birth
Position held	Principal occupations during past five years	Other directorships

Independent Trustees

Ravi Akhoury	Advisor to New York Life Insurance Company. Trustee of American India Foundation and of the	Jacob Ballas Capital India,
Born 1947	Rubin Museum. From 1992 to 2007, was Chairman and CEO of MacKay Shields, a multi-product	a non-banking finance
Trustee since 2009	investment management firm with over $40 billion in assets under management.	company focused on private
equity advisory services

Barbara M. Baumann	President and Owner of Cross Creek Energy Corporation, a strategic consultant to domestic	SM Energy Company, a
Born 1955	energy firms and direct investor in energy assets. Trustee, and Co-Chair of the Finance Committee,	publicly held energy company
Trustee since 2010	of Mount Holyoke College. Former Chair and current board member of Girls Incorporated of Metro	focused on natural gas
	Denver. Member of the Finance Committee, The Children’s Hospital of Denver.	and crude oil in the United
States; UniSource Energy
Corporation, a publicly held
provider of natural gas and
electric service across Arizona;
Cody Resources Management,
LLP, a privately held energy,
ranching, and commercial real
estate company

Jameson A. Baxter	President of Baxter Associates, Inc., a private investment firm. Chairman of Mutual Fund	ASHTA Chemicals, Inc.
Born 1943	Directors Forum. Chairman Emeritus of the Board of Trustees of Mount Holyoke College.
Trustee since 1994 and
Vice Chairman since 2005

Charles B. Curtis	President Emeritus of the Nuclear Threat Initiative, a private foundation dealing with national	Edison International; Southern
Born 1940	security issues. Senior Advisor to the United Nations Foundation. Senior Advisor to the Center	California Edison
Trustee since 2001	for Strategic and International Studies. Member of the Council on Foreign Relations and the
National Petroleum Council.

Robert J. Darretta	Health Care Industry Advisor to Permira, a global private equity firm. Until April 2007, was Vice	United-Health
Born 1946	Chairman of the Board of Directors of Johnson & Johnson. Served as Johnson & Johnson’s Chief	Group, a diversified
Trustee since 2007	Financial Officer for a decade.	health-care company

John A. Hill	Founder and Vice-Chairman of First Reserve Corporation, the leading private equity buyout	Devon Energy Corporation, a
Born 1942	firm focused on the worldwide energy industry. Serves as a Trustee and Chairman of the Board	leading independent natural
Trustee since 1985 and	of Trustees of Sarah Lawrence College. Also a member of the Advisory Board of the Millstein	gas and oil exploration and
Chairman since 2000	Center for Corporate Governance and Performance at the Yale School of Management.	production company

Paul L. Joskow	Economist and President of the Alfred P. Sloan Foundation, a philanthropic institution focused	TransCanada Corporation,
Born 1947	primarily on research and education on issues related to science, technology, and economic	an energy company focused
Trustee since 1997	performance. Elizabeth and James Killian Professor of Economics and Management, Emeritus	on natural gas transmission
	at the Massachusetts Institute of Technology (MIT). Prior to 2007, served as the Director of the	and power services; Exelon
	Center for Energy and Environmental Policy Research at MIT.	Corporation, an energy
company focused on
power services

Kenneth R. Leibler	Founder and former Chairman of Boston Options Exchange, an electronic marketplace for the	Northeast Utilities,
Born 1949	trading of derivative securities. Vice Chairman of the Board of Trustees of Beth Israel Deaconess	which operates New
Trustee since 2006	Hospital in Boston, Massachusetts. Until November 2010, director of Ruder Finn Group, a global	England’s largest energy
	communications and advertising firm.	delivery system

Robert E. Patterson	Senior Partner of Cabot Properties, LP and Co-Chairman of Cabot Properties, Inc., a private	None
Born 1945	equity firm investing in commercial real estate. Past Chairman and Trustee of the Joslin
Trustee since 1984	Diabetes Center.

George Putnam, III	Chairman of New Generation Research, Inc., a publisher of financial advisory and other research	None
Born 1951	services, and founder and President of New Generation Advisors, LLC, a registered investment
Trustee since 1984	advisor to private funds.
Director of The Boston Family Office, LLC, a registered investment advisor.

W. Thomas Stephens	Retired as Chairman and Chief Executive Officer of Boise Cascade, LLC, a paper, forest	TransCanada Corporation, an
Born 1942	products, and timberland assets company, in December 2008.	energy company focused on
Trustee from 1997 to 2008		natural gas transmission and
and since 2009		power services

Putnam VT Income Fund 27

Name
Year of birth
Position held	Principal occupations during past five years	Other directorships

Interested Trustee

Robert L. Reynolds*	President and Chief Executive Officer of Putnam Investments since 2008. Prior to joining	None
Born 1952	Putnam Investments, served as Vice Chairman and Chief Operating Officer of Fidelity
Trustee since 2008 and	Investments from 2000 to 2007.
President of the Putnam
Funds since July 2009

The address of each Trustee is One Post Office Square, Boston, MA 02109.

As of December 31, 2010, there were 104 Putnam funds. All Trustees serve as Trustees of all Putnam funds.

Each Trustee serves for an indefinite term, until his or her resignation, retirement at age 72, removal, or death.

*Mr. Reynolds is an “interested person” (as defined in the Investment Company Act of 1940) of the fund, Putnam Management, and/or Putnam Retail Management. He is President and Chief Executive Officer of Putnam Investments, as well as the President of your fund and each of the other Putnam funds.

Officers

In addition to Robert L. Reynolds, the other officers of the fund are shown below:

Jonathan S. Horwitz (Born 1955)	Francis J. McNamara, III (Born 1955)
Executive Vice President, Principal Executive Officer, Treasurer and	Vice President and Chief Legal Officer
Compliance Liaison	Since 2004
Since 2004	Senior Managing Director, Putnam Investments and Putnam Management
Senior Vice President and Treasurer, The Putnam Funds
James P. Pappas (Born 1953)
Steven D. Krichmar (Born 1958)	Vice President
Vice President and Principal Financial Officer	Since 2004
Since 2002	Managing Director, Putnam Investments and Putnam Management
Senior Managing Director, Putnam Investments and Putnam Management
Judith Cohen (Born 1945)
Janet C. Smith (Born 1965)	Vice President, Clerk and Assistant Treasurer
Vice President, Assistant Treasurer and Principal Accounting Officer	Since 1993
Since 2007	Vice President, Clerk and Assistant Treasurer, The Putnam Funds
Managing Director, Putnam Investments and Putnam Management
Michael Higgins (Born 1976)
Beth S. Mazor (Born 1958)	Vice President, Senior Associate Treasurer and Assistant Clerk
Vice President	Since 2010
Since 2002	Manager of Finance, Dunkin’ Brands (2008–2010); Senior Financial
Managing Director, Putnam Investments and Putnam Management	Analyst, Old Mutual Asset Management (2007–2008); Senior Financial
Analyst, Putnam Investments (1999–2007)
Robert R. Leveille (Born 1969)
Vice President and Chief Compliance Officer	Nancy E. Florek (Born 1957)
Since 2007	Vice President, Assistant Clerk, Assistant Treasurer and Proxy Manager
Managing Director, Putnam Investments, Putnam Management and	Since 2000
Putnam Retail Management	Vice President, Assistant Clerk, Assistant Treasurer and Proxy Manager,
The Putnam Funds
Mark C. Trenchard (Born 1962)
Vice President and BSA Compliance Officer	Susan G. Malloy (Born 1957)
Since 2002	Vice President and Assistant Treasurer
Managing Director, Putnam Investments and Putnam Retail Management	Since 2007
Managing Director, Putnam Management

The principal occupations of the officers for the past five years have been with the employers as shown above although in some cases, they have held different positions with such employers. The address of each Officer is One Post Office Square, Boston, MA 02109.

28 Putnam VT Income Fund

Other important information

Proxy voting

Putnam is committed to managing our mutual funds in the best interests of our shareholders. The Putnam funds’ proxy voting guidelines and procedures, as well as information regarding how your fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2010, are available in the Individual Investors section of putnam.com and on the SEC’s Web site, www.sec.gov. If you have questions about finding forms on the SEC’s Web site, you may call the SEC at 1-800-SEC-0330. You may also obtain the Putnam funds’ proxy voting guidelines and procedures at no charge by calling Putnam’s Shareholder Services at 1-800-225-1581.

Fund portfolio holdings

Each Putnam VT fund will file a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain the fund’s Forms N-Q on the SEC’s Web site at www.sec.gov. In addition, the fund’s Forms N-Q may be reviewed and copied at the SEC’s public reference room in Washington, D.C. You may call the SEC at 1-800-SEC-0330 for information about the SEC’s Web site or the operation of the public reference room.

Fund information

Investment Manager	Investor Servicing Agent	Trustees
Putnam Investment Management, LLC	Putnam Investor Services, Inc.	John A. Hill, Chairman
One Post Office Square	Mailing address:	Jameson A. Baxter, Vice Chairman
Boston, MA 02109	P.O. Box 8383	Ravi Akhoury
	Boston, MA 02266-8383	Barbara M. Baumann
Investment Sub-Manager	1-800-225-1581	Charles B. Curtis
Putnam Investments Limited		Robert J. Darretta
57–59 St James’s Street	Custodian	Paul L. Joskow
London, England SW1A 1LD	State Street Bank and Trust Company	Kenneth R. Leibler
Robert E. Patterson
Marketing Services	Legal Counsel	George Putnam, III
Putnam Retail Management	Ropes & Gray LLP	Robert L. Reynolds
One Post Office Square		W. Thomas Stephens
Boston, MA 02109	Independent Registered
Public Accounting Firm
PricewaterhouseCoopers LLP

Putnam VT Income Fund 29

This report has been prepared for the shareholders	H312
of Putnam VT Income Fund.	265765 2/11

Item 2. Code of Ethics:

(a) The fund’s principal executive, financial and accounting officers are employees of Putnam Investment Management, LLC, the Fund's investment manager. As such they are subject to a comprehensive Code of Ethics adopted and administered by Putnam Investments which is designed to protect the interests of the firm and its clients. The Fund has adopted a Code of Ethics which incorporates the Code of Ethics of Putnam Investments with respect to all of its officers and Trustees who are employees of Putnam Investment Management, LLC. For this reason, the Fund has not adopted a separate code of ethics governing its principal executive, financial and accounting officers.

(c) In May 2008, the Code of Ethics of Putnam Investment Management, LLC was updated in its entirety to include the amendments adopted in August 2007 as well as a several additional technical, administrative and non-substantive changes. In May of 2009, the Code of Ethics of Putnam Investment Management, LLC was amended to reflect that all employees will now be subject to a 90-day blackout restriction on holding Putnam open-end funds, except for portfolio managers and their supervisors (and each of their immediate family members), who will be subject to a one-year blackout restriction on the funds that they manage or supervise. In June 2010, the Code of Ethics of Putnam Investments was updated in its entirety to include the amendments adopted in May of 2009 and to change certain rules and limits contained in the Code of Ethics. In addition, the updated Code of Ethics included numerous technical, administrative and non-substantive changes, which were intended primarily to make the document easier to navigate and understand.

Item 3. Audit Committee Financial Expert:

The Funds' Audit and Compliance Committee is comprised solely of Trustees who are "independent" (as such term has been defined by the Securities and Exchange Commission ("SEC") in regulations implementing Section 407 of the Sarbanes-Oxley Act (the "Regulations")). The Trustees believe that each of the members of the Audit and Compliance Committee also possess a combination of knowledge and experience with respect to financial accounting matters, as well as other attributes, that qualify them for service on the Committee. In addition, the Trustees have determined that each of Mr. Patterson, Mr. Leibler, Mr. Hill, Mr. Darretta and Ms. Baumann qualifies as an "audit committee financial expert" (as such term has been defined by the Regulations) based on their review of his or her pertinent experience and education. The SEC has stated that the designation or identification of a person as an audit committee financial expert pursuant to this Item 3 of Form N-CSR does not impose on such person any duties, obligations or liability that are greater than the duties, obligations and liability imposed on such person as a member of the Audit and Compliance Committee and the Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services:

The following table presents fees billed in each of the last two fiscal years for services rendered to the fund by the fund’s independent auditor:

Fiscal		Audit-
year	Audit	Related	Tax	All Other
ended	Fees	Fees	Fees	Fees

December 31, 2010	$115,884	$--	$3,265	$314*
December 31, 2009	$120,287	$--	$3,220	$613*

* Includes fees of $314 and $613 billed by the fund’s independent auditor to the fund for procedures necessitated by regulatory and litigation matters for the fiscal years ended December 31, 2010 and December 31, 2009, respectively. These fees were reimbursed to the fund by Putnam Investment Management, LLC (“Putnam Management”).

For the fiscal years ended December 31, 2010 and December 31, 2009, the fund’s independent auditor billed aggregate non-audit fees in the amounts of $281,799 and $563,113 respectively, to the fund, Putnam Management and any entity controlling, controlled by or under common control with Putnam Management that provides ongoing services to the fund.

Audit Fees represent fees billed for the fund's last two fiscal years relating to the audit and review of the financial statements included in annual reports and registration statements, and other services that are normally provided in connection with statutory and regulatory filings or engagements.

Audit-Related Fees represent fees billed in the fund’s last two fiscal years for services traditionally performed by the fund’s auditor, including accounting consultation for proposed transactions or concerning financial accounting and reporting standards and other audit or attest services not required by statute or regulation.

Tax Fees represent fees billed in the fund’s last two fiscal years for tax compliance, tax planning and tax advice services. Tax planning and tax advice services include assistance with tax audits, employee benefit plans and requests for rulings or technical advice from taxing authorities.

All Other Fees represent fees billed for services relating to an analysis of the proposed market timing distribution.

Pre-Approval Policies of the Audit and Compliance Committee. The Audit and Compliance Committee of the Putnam funds has determined that, as a matter of policy, all work performed for the funds by the funds’ independent auditors will be pre-approved by the Committee itself and thus will generally not be subject to pre-approval procedures.

The Audit and Compliance Committee also has adopted a policy to pre-approve the engagement by Putnam Management and certain of its affiliates of the funds’ independent auditors, even in circumstances where pre-approval is not required by applicable law. Any such requests by Putnam Management or certain of its affiliates are typically submitted in writing to the Committee and explain, among other things, the nature of the proposed engagement, the estimated fees, and why this work should be performed by that particular audit firm as opposed to another one. In reviewing such requests, the Committee considers, among other things, whether the provision of such services by the audit firm are compatible with the independence of the audit firm.

The following table presents fees billed by the fund’s independent auditor for services required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

Fiscal	Audit-		All	Total
year	Related	Tax	Other	Non-Audit
ended	Fees	Fees	Fees	Fees

December 31, 2010	$ -	$ 227,601	$ -	$ -
December 31, 2009	$ -	$ 453,847	$ -	$ -

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Schedule of Investments:

The registrant’s schedule of investments in unaffiliated issuers is included in the report to shareholders in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 8. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 11. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 12. Exhibits:

(a)(1) The Code of Ethics of The Putnam Funds, which incorporates the Code of Ethics of Putnam Investments, is filed herewith.

(a)(2) Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/Janet C. Smith
Janet C. Smith
Principal Accounting Officer

Date: February 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer

Date: February 28, 2011

By (Signature and Title):

/s/Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer

Date: February 28, 2011